UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2016

Date of reporting period:	6/30/2016

Item 1. Schedule of Investments

Prudential Balanced Fund

Schedule of Investments

as of June 30, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 59.2%
Aerospace & Defense — 1.6%
AAR Corp.	3,100	$72,354
Airbus Group SE (France)	1,038	59,498
BAE Systems PLC (United Kingdom)	5,595	39,168
Boeing Co. (The)	7,800	1,012,986
BWX Technologies, Inc.	24,500	876,365
Cobham PLC (United Kingdom)	2,149	4,528
Engility Holdings, Inc.*	2,400	50,688
Esterline Technologies Corp.*	300	18,612
General Dynamics Corp.	12,100	1,684,804
Huntington Ingalls Industries, Inc.	9,500	1,596,285
Leonardo-Finmeccanica SpA (Italy)*	776	7,848
Meggitt PLC (United Kingdom)	1,504	8,175
Moog, Inc. (Class A Stock)*	900	48,528
Rolls-Royce Holdings PLC (United Kingdom)	3,250	31,021
Rolls-Royce Holdings PLC (United Kingdom) (Class C Stock)*	230,750	307
Safran SA (France)	553	37,240
Singapore Technologies Engineering Ltd. (Singapore)	3,100	7,297
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	19,500	838,500
Textron, Inc.	11,400	416,784
Thales SA (France)	181	15,031
United Technologies Corp.	4,700	481,985
Vectrus, Inc.*	700	19,943
Zodiac Aerospace (France)	394	9,192

		7,337,139

Air Freight & Logistics — 0.4%
Bollore SA (France)	1,391	4,683
Deutsche Post AG (Germany)	1,713	48,260
FedEx Corp.	11,100	1,684,758
Royal Mail PLC (United Kingdom)	1,545	10,380
United Parcel Service, Inc. (Class B Stock)	1,500	161,580
Yamato Holdings Co. Ltd. (Japan)	600	13,776

		1,923,437

Airlines — 0.4%
Allegiant Travel Co.	410	62,115
ANA Holdings, Inc. (Japan)	2,300	6,554
Cathay Pacific Airways Ltd. (Hong Kong)	2,000	2,934
Deutsche Lufthansa AG (Germany)	458	5,385
easyJet PLC (United Kingdom)	281	4,084
International Consolidated Airlines Group SA (United Kingdom)	1,421	7,036
Japan Airlines Co. Ltd. (Japan)	100	3,217
Qantas Airways Ltd. (Australia)	795	1,684
Singapore Airlines Ltd. (Singapore)	1,000	7,941
Southwest Airlines Co.	37,500	1,470,375
United Continental Holdings, Inc.*	11,300	463,752

		2,035,077

Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	350	14,257
Bridgestone Corp. (Japan)	1,200	38,564
Cie Generale des Etablissements Michelin (France)	330	31,100
Continental AG (Germany)	195	36,899
Cooper Tire & Rubber Co.	2,800	83,496
Cooper-Standard Holding, Inc.*	1,100	86,889
Dana Holding Corp.	7,200	76,032
Denso Corp. (Japan)	950	33,426
GKN PLC (United Kingdom)	3,030	10,955

Koito Manufacturing Co. Ltd. (Japan)	200	9,209
Metaldyne Performance Group, Inc.	1,400	19,250
NGK Spark Plug Co. Ltd. (Japan)	400	6,038
NHK Spring Co. Ltd. (Japan)	500	4,058
NOK Corp. (Japan)	200	3,401
Nokian Renkaat OYJ (Finland)	207	7,419
Stanley Electric Co. Ltd. (Japan)	300	6,407
Sumitomo Electric Industries Ltd. (Japan)	1,400	18,530
Sumitomo Rubber Industries Ltd. (Japan)	300	4,016
Tenneco, Inc.*	3,200	149,152
Toyoda Gosei Co. Ltd. (Japan)	150	2,671
Toyota Industries Corp. (Japan)	300	11,928
Valeo SA (France)	438	19,445
Yokohama Rubber Co. Ltd. (The) (Japan)	200	2,508

		675,650

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	585	42,574
Daihatsu Motor Co. Ltd. (Japan)	400	5,210
Daimler AG (Germany)	1,724	103,162
Ferrari NV (Italy)	242	9,935
Fiat Chrysler Automobiles NV (United Kingdom)	1,718	10,575
Ford Motor Co.	89,000	1,118,730
Fuji Heavy Industries Ltd. (Japan)	1,100	37,811
General Motors Co.	57,500	1,627,250
Honda Motor Co. Ltd. (Japan)	2,900	72,747
Isuzu Motors Ltd. (Japan)	1,050	12,933
Mazda Motor Corp. (Japan)	1,060	14,027
Mitsubishi Motors Corp. (Japan)	1,470	6,786
Nissan Motor Co. Ltd. (Japan)	4,600	41,052
Peugeot SA (France)*	861	10,320
Renault SA (France)	340	25,669
Suzuki Motor Corp. (Japan)	700	18,955
Toyota Motor Corp. (Japan)	4,800	236,633
Volkswagen AG (Germany)	64	8,484
Yamaha Motor Co. Ltd. (Japan)	500	7,627

		3,410,480

Banks — 3.8%
ABN AMRO Group NV-CVA (Netherlands), 144A	417	6,856
Aozora Bank Ltd. (Japan)	2,100	7,285
Australia & New Zealand Banking Group Ltd. (Australia)	5,216	95,036
BancFirst Corp.	600	36,192
Banco Bilbao Vizcaya Argentaria SA (Spain)	11,626	66,611
Banco de Sabadell SA (Spain)	9,392	12,438
Banco Espirito Santo SA (Portugal)*(a)(b)	4,022	—
Banco Popular Espanol SA (Spain)	5,959	7,744
Banco Santander SA (Spain)	25,797	100,110
Bank Hapoalim BM (Israel)	1,878	9,461
Bank Leumi Le-Israel BM (Israel)*	2,683	9,420
Bank of America Corp.	216,100	2,867,647
Bank of East Asia Ltd. (The) (Hong Kong)	2,000	7,734
Bank of Ireland (Ireland)*	48,627	10,025
Bank of Kyoto Ltd. (The) (Japan)	600	3,680
Bank of Queensland Ltd. (Australia)	623	4,970
Bankia SA (Spain)	8,144	5,929
Bankinter SA (Spain)	1,157	7,469
Barclays PLC (United Kingdom)	30,191	56,152
BBCN Bancorp, Inc.	3,500	52,220
Bendigo & Adelaide Bank Ltd. (Australia)	787	5,698

Berkshire Hills Bancorp, Inc.	3,200	86,144
BNP Paribas SA (France)	1,895	83,107
BOC Hong Kong Holdings Ltd. (Hong Kong)	6,500	19,587
Brookline Bancorp, Inc.	1,200	13,236
Bryn Mawr Bank Corp.	300	8,760
CaixaBank SA (Spain)	4,771	10,515
Camden National Corp.	600	25,200
Central Pacific Financial Corp.	2,800	66,080
Chiba Bank Ltd. (The) (Japan)	1,500	7,089
Chugoku Bank Ltd. (The) (Japan)	300	3,061
Citigroup, Inc.	64,370	2,728,644
Commerzbank AG (Germany)	1,919	12,497
Commonwealth Bank of Australia (Australia)	3,064	171,983
Community Trust Bancorp, Inc.	820	28,421
Concordia Financial Group Ltd. (Japan)*	2,200	8,496
Credit Agricole SA (France)	1,930	16,225
Customers Bancorp, Inc.*	2,700	67,851
Danske Bank A/S (Denmark)	1,248	32,848
DBS Group Holdings Ltd. (Singapore)	3,142	37,047
DNB ASA (Norway)	1,775	21,246
Enterprise Financial Services Corp.	1,100	30,679
Erste Group Bank AG (Austria)	482	10,974
FCB Financial Holdings, Inc. (Class A Stock)*	700	23,800
Fidelity Southern Corp.	1,500	23,505
Financial Institutions, Inc.	1,500	39,105
First Bancorp	900	15,822
First Busey Corp.	1,700	36,363
First Citizens BancShares, Inc. (Class A Stock)	310	80,262
First Community Bancshares, Inc.	1,700	38,148
First Financial Corp.	700	25,634
First Midwest Bancorp, Inc.	600	10,536
First NBC Bank Holding Co.*	2,000	33,580
Fukuoka Financial Group, Inc. (Japan)	1,700	5,605
Great Southern Bancorp, Inc.	800	29,576
Great Western Bancorp, Inc.	2,800	88,312
Hachijuni Bank Ltd. (The) (Japan)	800	3,484
Hancock Holding Co.	700	18,277
Hang Seng Bank Ltd. (Hong Kong)	1,400	24,014
Hanmi Financial Corp.	2,400	56,376
Heartland Financial USA, Inc.	1,500	52,935
Hilltop Holdings, Inc.*	7,600	159,524
Hiroshima Bank Ltd. (The) (Japan)	1,000	3,341
Horizon Bancorp	550	13,827
HSBC Holdings PLC (United Kingdom)	35,261	218,463
IBERIABANK Corp.	2,700	161,271
Independent Bank Group, Inc.	900	38,619
ING Groep NV-CVA (Netherlands)	6,924	71,635
International Bancshares Corp.	1,700	44,353
Intesa Sanpaolo SpA (Italy)	22,670	43,180
Intesa Sanpaolo SpA-RSP (Italy)	1,491	2,669
Iyo Bank Ltd. (The) (Japan)	600	3,675
Japan Post Bank Co. Ltd. (Japan)	500	5,879
Joyo Bank Ltd. (The) (Japan)	1,200	4,486
JPMorgan Chase & Co.	65,030	4,040,964
KBC Groep NV (Belgium)*	458	22,525
Kyushu Financial Group, Inc. (Japan)	1,000	4,957
Lloyds Banking Group PLC (United Kingdom)	114,035	82,595
MainSource Financial Group, Inc.	2,700	59,535
MidWestOne Financial Group, Inc.	400	11,424
Mitsubishi UFJ Financial Group, Inc. (Japan)	22,900	102,657

Mizrahi Tefahot Bank Ltd. (Israel)	203	2,341
Mizuho Financial Group, Inc. (Japan)	42,460	61,102
National Australia Bank Ltd. (Australia)	4,703	90,295
Natixis SA (France)	1,762	6,630
Nordea Bank AB (Sweden)	5,475	46,448
OFG Bancorp	4,000	33,200
Opus Bank	600	20,280
Oversea-Chinese Banking Corp. Ltd. (Singapore)	5,527	35,937
Peapack Gladstone Financial Corp.	1,000	18,510
PNC Financial Services Group, Inc. (The)	19,300	1,570,827
Preferred Bank	500	14,438
Prosperity Bancshares, Inc.	2,900	147,871
Raiffeisen Bank International AG (Austria)*	186	2,350
Resona Holdings, Inc. (Japan)	4,200	15,351
Royal Bank of Scotland Group PLC (United Kingdom)*	6,423	14,556
Seven Bank Ltd. (Japan)	1,200	3,725
Shinsei Bank Ltd. (Japan)	3,200	4,662
Shizuoka Bank Ltd. (The) (Japan)	1,100	7,747
Simmons First National Corp. (Class A Stock)	1,000	46,185
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,685	23,455
Societe Generale SA (France)	1,360	42,549
Standard Chartered PLC (United Kingdom)	5,788	43,914
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,367	68,347
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	6,180	20,109
SunTrust Banks, Inc.	21,600	887,328
Suruga Bank Ltd. (Japan)	400	9,040
Svenska Handelsbanken AB (Sweden) (Class A Stock)	2,647	32,136
Swedbank AB (Sweden) (Class A Stock)	1,601	33,626
Texas Capital Bancshares, Inc.*	1,200	56,112
Umpqua Holdings Corp.	1,600	24,752
UniCredit SpA (Italy)	8,804	19,362
Unione di Banche Italiane SpA (Italy)	1,584	4,374
United Community Banks, Inc.	2,500	45,725
United Overseas Bank Ltd. (Singapore)	2,352	32,406
Wells Fargo & Co.	32,841	1,554,365
West Bancorporation, Inc.	800	14,872
Western Alliance Bancorp*	4,400	143,660
Westpac Banking Corp. (Australia)	5,946	131,856
Yamaguchi Financial Group, Inc. (Japan)	400	3,783

		17,897,506

Beverages — 1.0%
Anheuser-Busch InBev SA/NV (Belgium)	1,443	190,818
Asahi Group Holdings Ltd. (Japan)	650	21,018
Carlsberg A/S (Denmark) (Class B Stock)	184	17,555
Coca-Cola Amatil Ltd. (Australia)	1,132	6,988
Coca-Cola Bottling Co. Consolidated	170	25,070
Coca-Cola Co. (The)	14,700	666,351
Coca-Cola European Partners PLC (United Kingdom)*	384	13,760
Coca-Cola HBC AG (Switzerland)	342	6,920
Diageo PLC (United Kingdom)	4,505	125,851
Heineken Holding NV (Netherlands)	176	14,260
Heineken NV (Netherlands)	407	37,331
Kirin Holdings Co. Ltd. (Japan)	1,500	25,299
National Beverage Corp.*	1,400	87,934
PepsiCo, Inc.	29,900	3,167,606
Pernod Ricard SA (France)	375	41,519
Remy Cointreau SA (France)	40	3,443
SABMiller PLC (United Kingdom)	1,742	101,593
Suntory Beverage & Food Ltd. (Japan)	200	9,050
Treasury Wine Estates Ltd. (Australia)	1,368	9,506

		4,571,872

Biotechnology — 2.1%
Acorda Therapeutics, Inc.*	5,100	130,075
Actelion Ltd. (Switzerland)	182	30,648
Amgen, Inc.	15,900	2,419,185
Biogen, Inc.*	6,100	1,475,102
BioSpecifics Technologies Corp.*	1,400	55,916
Celgene Corp.*	20,700	2,041,641
Cepheid, Inc.*	5,000	153,750
Concert Pharmaceuticals, Inc.*	3,200	35,936
CSL Ltd. (Australia)	817	68,900
Cytokinetics, Inc.*	1,700	16,133
Emergent BioSolutions, Inc.*	4,500	126,540
FibroGen, Inc.*	1,700	27,897
Genmab A/S (Denmark)*	101	18,417
Genomic Health, Inc.*	2,000	51,790
Gilead Sciences, Inc.	31,100	2,594,362
Grifols SA (Spain)	512	11,631
ImmunoGen, Inc.*	6,700	20,636
Ligand Pharmaceuticals, Inc.*	180	21,469
Myriad Genetics, Inc.*(d)	4,400	134,640
PDL BioPharma, Inc.	7,800	24,492
Repligen Corp.*	1,600	43,776
Shire PLC	1,589	98,205
Spectrum Pharmaceuticals, Inc.*	5,400	35,478
Vanda Pharmaceuticals, Inc.*	5,800	64,902

		9,701,521

Building Products — 0.3%
American Woodmark Corp.*	1,000	66,380
Asahi Glass Co. Ltd. (Japan)	1,900	10,311
Assa Abloy AB (Sweden) (Class B Stock)	1,774	36,496
Cie de Saint-Gobain (France)	843	31,954
Continental Building Products, Inc.*	4,900	108,927
Daikin Industries Ltd. (Japan)	450	37,820
Geberit AG (Switzerland)	69	26,135
Insteel Industries, Inc.	1,200	34,308
LIXIL Group Corp. (Japan)	500	8,211
Masco Corp.	22,700	702,338
NCI Building Systems, Inc.*	1,100	17,589
Nortek, Inc.*	200	11,862
Patrick Industries, Inc.*	900	54,261
TOTO Ltd. (Japan)	250	9,990
Universal Forest Products, Inc.	1,800	166,842

		1,323,424

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	1,669	12,246
Aberdeen Asset Management PLC (United Kingdom)	1,874	7,031
Ameriprise Financial, Inc.	11,300	1,015,305
Associated Capital Group, Inc. (Class A Stock)	500	14,340
Credit Suisse Group AG (Switzerland)	3,301	35,164
Daiwa Securities Group, Inc. (Japan)	3,000	15,805
Deutsche Bank AG (Germany)*	2,438	33,701
GAMCO Investors, Inc. (Class A Stock)	600	19,662
Goldman Sachs Group, Inc. (The)	12,815	1,904,053
Hargreaves Lansdown PLC (United Kingdom)	491	8,190

ICAP PLC (United Kingdom)	1,110	6,246
INTL FCStone, Inc.*	1,700	46,393
Invesco Ltd.	32,300	824,942
Investec PLC (South Africa)	1,088	6,763
Julius Baer Group Ltd. (Switzerland)	418	16,824
KCG Holdings, Inc. (Class A Stock)*	5,300	70,490
Macquarie Group Ltd. (Australia)	541	28,161
Mediobanca SpA (Italy)	962	5,543
Morgan Stanley	21,800	566,364
Nomura Holdings, Inc. (Japan)	6,800	24,184
Partners Group Holding AG (Switzerland)	31	13,285
Piper Jaffray Cos.*	2,700	101,790
Platinum Asset Management Ltd. (Australia)	372	1,616
Raymond James Financial, Inc.	15,300	754,290
SBI Holdings, Inc. (Japan)	480	4,780
Schroders PLC (United Kingdom)	241	7,616
UBS Group AG (Switzerland)	6,544	84,912
Westwood Holdings Group, Inc.	500	25,900

		5,655,596

Chemicals — 1.1%
A. Schulman, Inc.	600	14,652
Air Liquide SA (France)	618	64,385
Air Products & Chemicals, Inc.	10,500	1,491,420
Air Water, Inc. (Japan)	300	4,414
Akzo Nobel NV (Netherlands)	446	27,706
Arkema SA (France)	115	8,792
Asahi Kasei Corp. (Japan)	2,300	16,006
BASF SE (Germany)	1,628	124,833
Chr Hansen Holding A/S (Denmark)	170	11,165
Covestro AG (Germany), 144A	126	5,612
Croda International PLC (United Kingdom)	233	9,781
Daicel Corp. (Japan)	600	6,217
EMS-Chemie Holding AG (Switzerland)	16	8,261
Evonik Industries AG (Germany)	240	7,154
FutureFuel Corp.	2,000	21,760
GCP Applied Technologies, Inc.*	6,300	164,052
Givaudan SA (Switzerland)	16	32,216
Hitachi Chemical Co. Ltd. (Japan)	200	3,735
Incitec Pivot Ltd. (Australia)	2,745	6,166
Israel Chemicals Ltd. (Israel)	996	3,880
Johnson Matthey PLC (United Kingdom)	333	12,490
JSR Corp. (Japan)	350	4,635
K+S AG (Germany)	354	7,247
Kaneka Corp. (Japan)	500	3,336
Kansai Paint Co. Ltd. (Japan)	400	8,076
Koninklijke DSM NV (Netherlands)	327	18,865
Koppers Holdings, Inc.*	2,800	86,044
Kuraray Co. Ltd. (Japan)	700	8,352
LANXESS AG (Germany)	175	7,678
Linde AG (Germany)	328	45,703
LyondellBasell Industries NV (Class A Stock)	19,100	1,421,422
Mitsubishi Chemical Holdings Corp. (Japan)	2,400	11,002
Mitsubishi Gas Chemical Co., Inc. (Japan)	900	4,695
Mitsui Chemicals, Inc. (Japan)	1,600	5,880
Nippon Paint Holdings Co. Ltd. (Japan)	300	7,416
Nitto Denko Corp. (Japan)	300	19,030
Novozymes A/S (Denmark) (Class B Stock)	432	20,745
OCI NV (Netherlands)*	131	1,775
Orica Ltd. (Australia)	716	6,661

Rayonier Advanced Materials, Inc.	4,400	59,796
Sherwin-Williams Co. (The)	900	264,303
Shin-Etsu Chemical Co. Ltd. (Japan)	700	41,012
Sika AG (Switzerland)	4	16,772
Solvay SA (Belgium)	131	12,236
Stepan Co.	500	29,765
Sumitomo Chemical Co. Ltd. (Japan)	2,800	11,553
Symrise AG (Germany)	212	14,461
Syngenta AG (Switzerland)	167	64,103
Taiyo Nippon Sanso Corp. (Japan)	300	2,757
Teijin Ltd. (Japan)	1,900	6,296
Toray Industries, Inc. (Japan)	2,800	23,892
Trecora Resources*	1,500	15,645
Tredegar Corp.	2,100	33,852
Trinseo SA*	2,100	90,153
Umicore SA (Belgium)	172	8,885
Westlake Chemical Corp.	16,500	708,180
Yara International ASA (Norway)	318	10,102

		5,147,022

Commercial Services & Supplies — 0.2%
Aggreko PLC (United Kingdom)	453	7,748
Babcock International Group PLC (United Kingdom)	446	5,392
Brambles Ltd. (Australia)	2,791	26,058
Brink’s Co. (The)	3,300	94,017
Dai Nippon Printing Co. Ltd. (Japan)	1,100	12,260
Deluxe Corp.	1,900	126,103
Edenred (France)	375	7,679
Ennis, Inc.	2,900	55,622
G4S PLC (United Kingdom)	2,663	6,525
Herman Miller, Inc.	2,000	59,780
ISS A/S (Denmark)	297	11,170
Knoll, Inc.	3,600	87,408
Secom Co. Ltd. (Japan)	400	29,573
Securitas AB (Sweden) (Class B Stock)	537	8,290
Societe BIC SA (France)	55	7,749
Steelcase, Inc. (Class A Stock)	7,400	100,418
Toppan Printing Co. Ltd. (Japan)	1,100	9,459
UniFirst Corp.	900	104,148
West Corp.	4,800	94,368

		853,767

Communications Equipment — 0.8%
Brocade Communications Systems, Inc.	17,900	164,322
Cisco Systems, Inc.	104,066	2,985,654
Digi International, Inc.*	2,300	24,679
Ixia*	7,800	76,596
Juniper Networks, Inc.	6,400	143,936
NETGEAR, Inc.*	3,200	152,128
Nokia OYJ (Finland)	10,199	58,088
Plantronics, Inc.	2,500	110,000
ShoreTel, Inc.*	5,500	36,795
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	5,569	42,784

		3,794,982

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	340	9,326
Argan, Inc.	2,100	87,612
Boskalis Westminster (Netherlands)	180	6,142
Bouygues SA (France)	348	9,970

CIMIC Group Ltd. (Australia)	169	4,563
Comfort Systems USA, Inc.	700	22,799
Eiffage SA (France)	100	7,109
EMCOR Group, Inc.	3,300	162,558
Ferrovial SA (Spain)	886	17,346
Hochtief AG (Germany)	37	4,777
JGC Corp. (Japan)	400	5,726
Kajima Corp. (Japan)	1,600	11,115
Obayashi Corp. (Japan)	1,200	12,776
Shimizu Corp. (Japan)	1,200	11,243
Skanska AB (Sweden) (Class B Stock)	602	12,605
Taisei Corp. (Japan)	1,900	15,612
Vinci SA (France)	889	62,734

		464,013

Construction Materials — 0.1%
Boral Ltd. (Australia)	1,235	5,798
CRH PLC (Ireland)	1,475	42,982
Fletcher Building Ltd. (New Zealand)	1,128	6,938
Headwaters, Inc.*	7,400	132,756
HeidelbergCement AG (Germany)	259	19,511
Imerys SA (France)	75	4,786
James Hardie Industries PLC (Ireland)	843	13,056
LafargeHolcim Ltd. (Switzerland)	805	33,679
Taiheiyo Cement Corp. (Japan)	2,500	5,922
United States Lime & Minerals, Inc.	500	29,495

		294,923

Consumer Finance — 0.1%
Acom Co. Ltd. (Japan)*	1,000	4,845
AEON Financial Service Co. Ltd. (Japan)	200	4,331
Credit Saison Co. Ltd. (Japan)	300	5,039
Encore Capital Group, Inc.*	2,100	49,413
Enova International, Inc.*	4,800	35,328
Navient Corp.	37,100	443,345
Nelnet, Inc. (Class A Stock)	2,900	100,775
Provident Financial PLC (United Kingdom)	252	7,770

		650,846

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	2,046	23,005
Greif, Inc. (Class A Stock)	3,400	126,718
Owens-Illinois, Inc.*	7,700	138,677
Rexam PLC (United Kingdom)	1,211	10,562
Toyo Seikan Group Holdings Ltd. (Japan)	300	5,732

		304,694

Distributors
Jardine Cycle & Carriage Ltd. (Singapore)	200	5,471
Pool Corp.	900	84,627

		90,098

Diversified Consumer Services
American Public Education, Inc.*	1,300	36,530
Benesse Holdings, Inc. (Japan)	150	3,521
Bright Horizons Family Solutions, Inc.*	200	13,262
Capella Education Co.	700	36,848
Grand Canyon Education, Inc.*	500	19,960

		110,121

Diversified Financial Services — 0.8%
AMP Ltd. (Australia)	5,413	21,096
ASX Ltd. (Australia)	347	11,947
Berkshire Hathaway, Inc. (Class B Stock)*	20,800	3,011,632
Challenger Ltd. (Australia)	1,133	7,402
Deutsche Boerse AG (Germany)	341	28,015
Eurazeo SA (France)	66	3,916
EXOR SpA (Italy)	190	7,014
First Pacific Co. Ltd. (Hong Kong)	4,000	2,904
Gain Capital Holdings, Inc.	3,300	20,856
Groupe Bruxelles Lambert SA (Belgium)	138	11,317
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,100	51,168
Industrivarden AB (Sweden) (Class C Stock)	317	5,157
Investor AB (Sweden) (Class B Stock)	805	27,045
Japan Exchange Group, Inc. (Japan)	500	5,757
Kinnevik AB (Sweden) (Class B Stock)	416	9,944
London Stock Exchange Group PLC (United Kingdom)	554	18,824
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	3,458
Nasdaq, Inc.	3,900	252,213
ORIX Corp. (Japan)	2,440	31,575
Pargesa Holding SA (Switzerland)	58	3,835
Singapore Exchange Ltd. (Singapore)	1,600	9,114
Wendel SA (France)	47	4,859

		3,549,048

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	102,574	4,432,223
ATN International, Inc.	200	15,562
Belgacom SA (Belgium)	275	8,739
Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	3,316	6,569
BT Group PLC (United Kingdom)	14,979	82,334
Cincinnati Bell, Inc.*	2,400	10,968
Deutsche Telekom AG (Germany)	5,782	98,597
Elisa OYJ (Finland)	252	9,683
HKT Trust & HKT Ltd. (Hong Kong)	4,720	6,802
IDT Corp. (Class B Stock)	2,100	29,799
Iliad SA (France)	46	9,286
Inmarsat PLC (United Kingdom)	772	8,320
Inteliquent, Inc.	4,900	97,461
Koninklijke KPN NV (Netherlands)	6,065	21,618
Nippon Telegraph & Telephone Corp. (Japan)	1,200	56,274
Numericable-SFR SA (France)	209	5,223
Orange SA (France)	3,571	58,066
PCCW Ltd. (Hong Kong)	7,400	4,972
Singapore Telecommunications Ltd. (Singapore)	14,300	44,167
Spark New Zealand Ltd. (New Zealand)	3,547	9,015
Swisscom AG (Switzerland)	46	22,853
TDC A/S (Denmark)	1,587	7,777
Telecom Italia SpA (Italy)*	17,952	14,744
Telecom Italia SpA-RSP (Italy)	10,793	6,944
Telefonica Deutschland Holding AG (Germany)	1,276	5,256
Telefonica SA (Spain)	7,930	75,286
Telenor ASA (Norway)	1,380	22,843
TeliaSonera AB (Sweden)	4,593	21,750
Telstra Corp. Ltd. (Australia)	7,564	31,616
TPG Telecom Ltd. (Australia)	611	5,479
Verizon Communications, Inc.	74,850	4,179,624
Vocus Communications Ltd. (Australia)	708	4,604

		9,414,454

Electric Utilities — 1.6%
American Electric Power Co., Inc.	16,200	1,135,458
AusNet Services (Australia)	2,739	3,373
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,300	11,209
Chubu Electric Power Co., Inc. (Japan)	1,200	17,077
Chugoku Electric Power Co., Inc. (The) (Japan)	600	7,628
CLP Holdings Ltd. (Hong Kong)	3,000	30,646
Contact Energy Ltd. (New Zealand)	1,133	4,206
EDP — Energias de Portugal SA (Portugal)	3,974	12,167
El Paso Electric Co.	700	33,089
Electricite de France SA (France)	388	4,705
Endesa SA (Spain)	545	10,936
Enel SpA (Italy)	13,536	60,093
Entergy Corp.	11,300	919,255
Exelon Corp.	52,000	1,890,720
FirstEnergy Corp.	38,800	1,354,508
Fortum OYJ (Finland)	785	12,612
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong), 144A	6,000	5,599
Hokuriku Electric Power Co. (Japan)	300	3,717
Iberdrola SA (Spain)	9,625	65,658
IDACORP, Inc.	400	32,540
Kansai Electric Power Co., Inc. (The) (Japan)*	1,400	13,635
Kyushu Electric Power Co., Inc. (Japan)	800	8,023
Mighty River Power Ltd. (New Zealand)	1,083	2,337
Portland General Electric Co.	3,700	163,244
Power Assets Holdings Ltd. (Hong Kong)	2,500	22,986
PPL Corp.	39,700	1,498,675
Red Electrica Corp. SA (Spain)	203	18,139
Shikoku Electric Power Co., Inc. (Japan)	400	4,738
SSE PLC (United Kingdom)	1,778	37,006
Terna Rete Elettrica Nazionale SpA (Italy)	2,588	14,403
Tohoku Electric Power Co., Inc. (Japan)	800	10,096
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	2,800	11,858

		7,420,336

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	3,493	69,134
Allied Motion Technologies, Inc.	500	11,630
AZZ, Inc.	1,700	101,966
Babcock & Wilcox Enterprises, Inc.*	12,250	179,952
Eaton Corp. PLC	24,700	1,475,331
Emerson Electric Co.	19,900	1,037,984
Fuji Electric Co. Ltd. (Japan)	1,000	4,164
Legrand SA (France)	472	24,162
Mabuchi Motor Co. Ltd. (Japan)	100	4,235
Mitsubishi Electric Corp. (Japan)	3,500	41,784
Nidec Corp. (Japan)	450	34,255
OSRAM Licht AG (Germany)	151	7,846
Prysmian SpA (Italy)	383	8,407
Regal-Beloit Corp.	3,400	187,170
Schneider Electric SE (France)	1,005	58,633
Vestas Wind Systems A/S (Denmark)	396	26,916

		3,273,569

Electronic Equipment, Instruments & Components — 0.2%
Anixter International, Inc.*	2,400	127,872
ePlus, Inc.*	1,000	81,790
Hamamatsu Photonics KK (Japan)	300	8,418
Hexagon AB (Sweden) (Class B Stock)	443	16,212
Hirose Electric Co. Ltd. (Japan)	152	18,691
Hitachi High-Technologies Corp. (Japan)	150	4,105

Hitachi Ltd. (Japan)	8,800	36,871
Ingenico Group SA (France)	96	11,127
Insight Enterprises, Inc.*	1,400	36,400
Keyence Corp. (Japan)	66	45,034
Kyocera Corp. (Japan)	600	28,550
Murata Manufacturing Co. Ltd. (Japan)	350	39,240
Nippon Electric Glass Co. Ltd. (Japan)	900	3,757
Omron Corp. (Japan)	300	9,792
PC Connection, Inc.	1,900	45,220
Sanmina Corp.*	6,100	163,541
ScanSource, Inc.*	700	25,977
Shimadzu Corp. (Japan)	500	7,516
SYNNEX Corp.	1,700	161,194
TDK Corp. (Japan)	250	13,994
Tech Data Corp.*	2,000	143,700
Yaskawa Electric Corp. (Japan)	500	6,528
Yokogawa Electric Corp. (Japan)	400	4,511

		1,040,040

Energy Equipment & Services — 0.3%
Archrock, Inc.	7,300	68,766
Bristow Group, Inc.	4,700	53,627
Ensco PLC (Class A Stock)	122,800	1,192,388
Matrix Service Co.*	3,100	51,119
McDermott International, Inc.*	9,500	46,930
Petrofac Ltd. (United Kingdom)	519	5,395
Saipem SpA (Italy)*	9,453	3,780
Technip SA (France)	188	10,175
Tenaris SA (Luxembourg)	858	12,401
TETRA Technologies, Inc.*	1,700	10,829

		1,455,410

Food & Staples Retailing — 1.6%
Aeon Co. Ltd. (Japan)	1,200	18,632
Carrefour SA (France)	1,005	24,719
Casino Guichard Perrachon SA (France)	107	5,939
Colruyt SA (Belgium)	134	7,415
CVS Health Corp.	2,100	201,054
Delhaize Group SA (Belgium)	178	18,803
Distribuidora Internacional de Alimentacion SA (Spain)	1,105	6,450
FamilyMart Co. Ltd. (Japan)	100	6,094
ICA Gruppen AB (Sweden)	166	5,563
Ingles Markets, Inc. (Class A Stock)	2,200	82,060
J Sainsbury PLC (United Kingdom)	2,517	7,841
Jeronimo Martins SGPS SA (Portugal)	494	7,791
Koninklijke Ahold NV (Netherlands)	1,475	32,572
Kroger Co. (The)	48,200	1,773,278
Lawson, Inc. (Japan)	100	7,983
METRO AG (Germany)	337	10,365
Seven & i Holdings Co. Ltd. (Japan)	1,350	56,603
SpartanNash Co.	1,100	33,638
SUPERVALU, Inc.*	5,300	25,016
Tesco PLC (United Kingdom)*	14,391	33,799
Village Super Market, Inc. (Class A Stock)	700	20,223
Wal-Mart Stores, Inc.	36,300	2,650,626
Walgreens Boots Alliance, Inc.	26,200	2,181,674
Weis Markets, Inc.	400	20,220
Wesfarmers Ltd. (Australia)	2,024	61,038
WM Morrison Supermarkets PLC (United Kingdom)	3,808	9,560
Woolworths Ltd. (Australia)	2,289	36,003

		7,344,959

Food Products — 1.1%
Ajinomoto Co., Inc. (Japan)	1,000	23,561
Aryzta AG (Switzerland)	173	6,393
Associated British Foods PLC (United Kingdom)	630	22,956
Barry Callebaut AG (Switzerland)	4	4,925
Blue Buffalo Pet Products, Inc.*	5,200	121,368
Bunge Ltd.	7,800	461,370
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2	11,928
ConAgra Foods, Inc.	26,700	1,276,527
Danone SA (France)	1,057	73,972
Farmer Brothers Co.*	600	19,236
Golden Agri-Resources Ltd. (Singapore)	11,000	2,878
J&J Snack Foods Corp.	280	33,396
John B. Sanfilippo & Son, Inc.	1,200	51,156
Kerry Group PLC (Ireland) (Class A Stock)	288	25,542
Kikkoman Corp. (Japan)	300	11,070
Lancaster Colony Corp.	270	34,455
Marine Harvest ASA (Norway)	679	11,453
MEIJI Holdings Co. Ltd. (Japan)	200	20,551
Nestle SA (Switzerland)	5,673	439,535
NH Foods Ltd. (Japan)	300	7,348
Nisshin Seifun Group, Inc. (Japan)	105	1,688
Nissin Foods Holdings Co. Ltd. (Japan)	100	5,461
Orkla ASA (Norway)	1,444	12,842
Pilgrim’s Pride Corp.	17,200	438,256
Sanderson Farms, Inc.	1,700	147,288
Seaboard Corp.*	12	34,448
Tate & Lyle PLC (United Kingdom)	890	7,957
Toyo Suisan Kaisha Ltd. (Japan)	200	8,113
Tyson Foods, Inc. (Class A Stock)	23,000	1,536,170
WH Group Ltd. (Hong Kong), 144A	10,000	7,920
Wilmar International Ltd. (Singapore)	3,600	8,764
Yakult Honsha Co. Ltd. (Japan)	150	7,796
Yamazaki Baking Co. Ltd. (Japan)	200	5,584

		4,881,907

Gas Utilities — 0.2%
APA Group (Australia)	1,976	13,744
Chesapeake Utilities Corp.	300	19,854
Enagas SA (Spain)	378	11,548
Gas Natural SDG SA (Spain)	611	12,145
Hong Kong & China Gas Co. Ltd. (Hong Kong)	13,990	25,563
New Jersey Resources Corp.	2,000	77,100
Osaka Gas Co. Ltd. (Japan)	3,400	13,071
Snam SpA (Italy)	4,350	26,006
Southwest Gas Corp.	2,200	173,162
Toho Gas Co. Ltd. (Japan)	800	6,546
Tokyo Gas Co. Ltd. (Japan)	3,600	14,864
UGI Corp.	13,100	592,775

		986,378

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	33,300	1,309,023
ABIOMED, Inc.*	560	61,202
Atrion Corp.	190	81,293
Becton Dickinson and Co.	9,700	1,645,023
C.R. Bard, Inc.	2,200	517,352

Cantel Medical Corp.	1,700	116,841
Cochlear Ltd. (Australia)	98	8,941
Coloplast A/S (Denmark) (Class B Stock)	215	16,094
Essilor International SA (France)	367	48,235
Getinge AB (Sweden) (Class B Stock)	367	7,577
Haemonetics Corp.*	700	20,293
Halyard Health, Inc.*	1,400	45,528
Hill-Rom Holdings, Inc.	4,900	247,205
Hologic, Inc.*	33,900	1,172,940
Hoya Corp. (Japan)	700	25,001
ICU Medical, Inc.*	710	80,053
Masimo Corp.*	3,500	183,803
Medtronic PLC	15,900	1,379,643
Olympus Corp. (Japan)	480	17,924
Smith & Nephew PLC (United Kingdom)	1,584	26,898
Sonova Holding AG (Switzerland)	95	12,609
STERIS PLC	1,700	116,875
SurModics, Inc.*	700	16,436
Sysmex Corp. (Japan)	300	20,658
Terumo Corp. (Japan)	600	25,605
West Pharmaceutical Services, Inc.	2,200	166,936
William Demant Holding A/S (Denmark)*	205	3,990

		7,373,978

Health Care Providers & Services — 1.8%
Alfresa Holdings Corp. (Japan)	400	8,357
Anthem, Inc.	12,200	1,602,348
Cardinal Health, Inc.	1,500	117,015
CorVel Corp.*	400	17,272
Express Scripts Holding Co.*	21,700	1,644,860
Fresenius Medical Care AG & Co. KGaA (Germany)	387	33,710
Fresenius SE & Co. KGaA (Germany)	727	53,418
HCA Holdings, Inc.*	10,900	839,409
Healthscope Ltd. (Australia)	2,829	6,088
LHC Group, Inc.*	900	38,952
Magellan Health, Inc.*	2,100	138,117
McKesson Corp.	3,600	671,940
Mediclinic International PLC (South Africa)	668	9,780
Medipal Holdings Corp. (Japan)	300	4,932
Miraca Holdings, Inc. (Japan)	100	4,337
Molina Healthcare, Inc.*(d)	2,300	114,770
National HealthCare Corp.	1,000	64,740
PharMerica Corp.*	2,800	69,048
Ramsay Health Care Ltd. (Australia)	250	13,511
Ryman Healthcare Ltd. (New Zealand)	734	4,899
Select Medical Holdings Corp.*	4,800	52,176
Sonic Healthcare Ltd. (Australia)	739	11,985
Suzuken Co. Ltd. (Japan)	165	5,194
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	2,900	70,847
UnitedHealth Group, Inc.	20,700	2,922,840
Wellcare Health Plans, Inc.*	400	42,912

		8,563,457

Health Care Technology
Cotiviti Holdings, Inc.*	1,000	21,130
HMS Holdings Corp.*	800	14,088
Quality Systems, Inc.	7,100	84,561

		119,779

Hotels, Restaurants & Leisure — 1.5%
Accor SA (France)	313	11,993
Aristocrat Leisure Ltd. (Australia)	930	9,675
Biglari Holdings, Inc.*	40	16,134
Bloomin’ Brands, Inc.	7,800	139,386
Bojangles’, Inc.*	700	11,865
Boyd Gaming Corp.*	1,100	20,240
Carnival PLC	334	14,816
Carrols Restaurant Group, Inc.*	600	7,140
Compass Group PLC (United Kingdom)	2,907	55,307
Crown Resorts Ltd. (Australia)	735	6,991
Denny’s Corp.*	1,900	20,387
DineEquity, Inc.	400	33,912
Domino’s Pizza Enterprises Ltd. (Australia)	109	5,609
Eldorado Resorts, Inc.*	2,400	36,468
Extended Stay America, Inc.(d)	60,700	907,465
Fiesta Restaurant Group, Inc.*	2,900	63,249
Flight Centre Travel Group Ltd. (Australia)	85	2,022
Galaxy Entertainment Group Ltd. (Hong Kong)	4,400	13,165
Genting Singapore PLC (Singapore)	12,000	6,509
InterContinental Hotels Group PLC (United Kingdom)	336	12,392
International Speedway Corp. (Class A Stock)	1,900	63,555
Marcus Corp. (The)	1,000	21,100
Marriott Vacations Worldwide Corp.	700	47,943
McDonald’s Corp.	17,568	2,114,133
McDonald’s Holdings Co. Japan Ltd. (Japan)	200	5,432
Melco Crown Entertainment Ltd. (Hong Kong), ADR	338	4,252
Merlin Entertainments PLC (United Kingdom), 144A	1,367	8,050
MGM China Holdings Ltd. (Macau)	1,600	2,089
Monarch Casino & Resort, Inc.*	700	15,379
Oriental Land Co. Ltd. (Japan)	400	25,900
Paddy Power Betfair PLC (Ireland)	139	14,608
Red Robin Gourmet Burgers, Inc.*	800	37,944
Sands China Ltd. (Hong Kong)	3,800	12,859
Shangri-La Asia Ltd. (Hong Kong)	2,000	2,008
SJM Holdings Ltd. (Hong Kong)	3,000	1,837
Sodexo SA (France)	161	17,248
Tabcorp Holdings Ltd. (Australia)	1,326	4,568
Tatts Group Ltd. (Australia)	2,782	8,006
Texas Roadhouse, Inc.	3,500	159,600
TUI AG (Germany)	856	9,743
Whitbread PLC (United Kingdom)	313	14,645
William Hill PLC (United Kingdom)	1,603	5,522
Wyndham Worldwide Corp.	18,800	1,339,124
Wynn Macau Ltd. (Macau)	2,500	3,623
Yum! Brands, Inc.	17,900	1,484,268

		6,818,161

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	1,720	9,347
Berkeley Group Holdings PLC (United Kingdom)	223	7,530
Casio Computer Co. Ltd. (Japan)	400	5,760
D.R. Horton, Inc.	42,500	1,337,900
Electrolux AB (Sweden) Series B	444	12,106
Flexsteel Industries, Inc.	600	23,772
Husqvarna AB (Sweden) (Class B Stock)	849	6,322
La-Z-Boy, Inc. (Class Z Stock)	4,800	133,536
Meritage Homes Corp.*	3,400	127,636
NACCO Industries, Inc. (Class A Stock)	400	22,400
Nikon Corp. (Japan)	600	8,124
Panasonic Corp. (Japan)	4,100	35,274

Persimmon PLC (United Kingdom)	526	10,200
Rinnai Corp. (Japan)	70	6,185
Sekisui Chemical Co. Ltd. (Japan)	800	9,857
Sekisui House Ltd. (Japan)	1,100	19,263
Sony Corp. (Japan)	2,300	67,763
Taylor Morrison Home Corp. (Class A Stock)*	4,300	63,812
Taylor Wimpey PLC (United Kingdom)	5,584	9,907
Techtronic Industries Co. (Hong Kong)	2,000	8,352
TRI Pointe Group, Inc.*	4,000	47,280

		1,972,326

Household Products — 1.4%
Colgate-Palmolive Co.	23,500	1,720,200
Henkel AG & Co. KGaA (Germany)	178	19,254
Kimberly-Clark Corp.	5,500	756,140
Procter & Gamble Co. (The)	47,375	4,011,241
Reckitt Benckiser Group PLC (United Kingdom)	1,127	113,007
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	1,071	34,412
Unicharm Corp. (Japan)	800	17,974

		6,672,228

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	91,700	1,144,416
Electric Power Development Co. Ltd. (Japan)	300	6,990
Meridian Energy Ltd. (New Zealand)	2,764	5,216
Ormat Technologies, Inc.	1,500	65,640

		1,222,262

Industrial Conglomerates — 1.0%
3M Co.	13,200	2,311,584
Carlisle Cos., Inc.	9,100	961,688
CK Hutchison Holdings Ltd. (Hong Kong)	4,857	53,429
DCC PLC (United Kingdom)	157	13,816
General Electric Co.	40,470	1,273,996
Jardine Matheson Holdings Ltd. (Hong Kong)	400	23,324
Keihan Holdings Co. Ltd. (Japan)	1,000	6,929
Keppel Corp. Ltd. (Singapore)	2,500	10,313
Koninklijke Philips NV (Netherlands)	1,742	43,265
NWS Holdings Ltd. (Hong Kong)	2,900	4,590
Sembcorp Industries Ltd. (Singapore)	1,500	3,177
Siemens AG (Germany)	1,358	139,360
Smiths Group PLC (United Kingdom)	732	11,312
Toshiba Corp. (Japan)*	7,700	20,975

		4,877,758

Insurance — 1.5%
Admiral Group PLC (United Kingdom)	374	10,169
Aegon NV (Netherlands)	3,333	13,207
Aflac, Inc.	24,000	1,731,840
Ageas (Belgium)	347	12,062
AIA Group Ltd. (Hong Kong)	21,100	126,890
Allianz SE (Germany)	809	115,410
Allstate Corp. (The)	22,100	1,545,895
Ambac Financial Group, Inc.*	700	11,522
American Equity Investment Life Holding Co.	9,000	128,250
Assicurazioni Generali SpA (Italy)	2,064	24,340
Aviva PLC (United Kingdom)	7,152	37,701
AXA SA (France)	3,446	68,137
Baloise Holding AG (Switzerland)	92	10,247
CNP Assurances (France)	354	5,223

Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	1,927	21,572
Direct Line Insurance Group PLC (United Kingdom)	2,369	10,952
FBL Financial Group, Inc. (Class A Stock)	700	42,469
Gjensidige Forsikring ASA (Norway)	327	5,448
Hannover Rueck SE (Germany)	104	10,897
HCI Group, Inc.	1,500	40,920
Insurance Australia Group Ltd. (Australia)	4,179	17,214
Japan Post Holdings Co. Ltd. (Japan)	500	6,083
Legal & General Group PLC (United Kingdom)	10,515	26,920
Mapfre SA (Spain)	2,291	5,031
Medibank Pvt Ltd. (Australia)	4,868	10,795
MetLife, Inc.	41,100	1,637,013
MS&AD Insurance Group Holdings, Inc. (Japan)	890	23,060
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	301	50,476
National General Holdings Corp.	2,400	51,408
National Western Life Group, Inc. (Class A Stock)	130	25,385
NN Group NV (Netherlands)	567	15,609
Old Mutual PLC (United Kingdom)	8,993	24,294
Poste Italiane SpA (Italy), 144A	927	6,155
Prudential PLC (United Kingdom)	4,548	77,175
QBE Insurance Group Ltd. (Australia)	2,470	19,512
RSA Insurance Group PLC (United Kingdom)	1,746	11,702
Sampo OYJ (Finland) (Class A Stock)	790	32,308
SCOR SE (France)	290	8,574
Selective Insurance Group, Inc.	400	15,284
Sompo Japan Nipponkoa Holdings, Inc. (Japan)	675	17,963
Sony Financial Holdings, Inc. (Japan)	300	3,392
St. James’s Place PLC (United Kingdom)	964	10,166
Standard Life PLC (United Kingdom)	3,381	13,339
Suncorp Group Ltd. (Australia)	2,317	21,247
Swiss Life Holding AG (Switzerland)	56	12,942
Swiss Re AG (Switzerland)	592	51,706
T&D Holdings, Inc. (Japan)	1,200	10,190
Tokio Marine Holdings, Inc. (Japan)	1,300	43,278
Travelers Cos., Inc. (The)	5,200	619,008
Tryg A/S (Denmark)	184	3,294
UnipolSai SpA (Italy)	1,762	2,659
United Insurance Holdings Corp.	2,000	32,760
Zurich Insurance Group AG (Switzerland)	271	67,041

		6,946,134

Internet & Catalog Retail — 0.7%
1-800-Flowers.com, Inc. (Class A Stock)*	3,100	27,962
Amazon.com, Inc.*	4,600	3,291,852
FTD Cos., Inc.*	1,500	37,440
Priceline Group, Inc. (The)*	80	99,873
Rakuten, Inc. (Japan)	1,710	18,559
Zalando SE (Germany), 144A*	136	3,599

		3,479,285

Internet Software & Services — 2.5%
Alphabet, Inc. (Class A Stock)*	3,600	2,532,708
Alphabet, Inc. (Class C Stock)*	4,415	3,055,622
Auto Trader Group PLC (United Kingdom), 144A	1,777	8,400
Bankrate, Inc.*	10,000	74,800
Bazaarvoice, Inc.*	1,900	7,619
DHI Group, Inc.*	3,800	23,674
EarthLink Holdings Corp.	1,400	8,960
eBay, Inc.*	49,700	1,163,477
Endurance International Group Holdings, Inc.*	1,500	13,485

Facebook, Inc. (Class A Stock)*	39,400	4,502,632
j2 Global, Inc.	2,500	157,925
LogMeIn, Inc.*	300	19,029
NIC, Inc.	3,000	65,820
RetailMeNot, Inc.*	5,400	41,634
United Internet AG (Germany)	215	8,937
Web.com Group, Inc.*	1,300	23,634
Yahoo Japan Corp. (Japan)	2,656	11,778

		11,720,134

IT Services — 1.6%
Accenture PLC (Class A Stock)	17,900	2,027,891
Amadeus IT Holding SA (Spain) (Class A Stock)	776	34,190
Atos SE (France)	156	12,862
CACI International, Inc. (Class A Stock)*	1,600	144,656
Capgemini SA (France)	289	24,939
Cognizant Technology Solutions Corp. (Class A Stock)*	27,000	1,545,480
Computershare Ltd. (Australia)	941	6,507
CSRA, Inc.	9,200	215,556
DST Systems, Inc.	3,600	419,148
EVERTEC, Inc. (Puerto Rico)	1,700	26,418
First Data Corp. (Class A Stock)*	81,300	899,991
Fiserv, Inc.*	5,800	630,634
Fujitsu Ltd. (Japan)	3,500	12,871
Leidos Holdings, Inc.	8,900	426,043
Nomura Research Institute Ltd. (Japan)	220	8,068
NTT Data Corp. (Japan)	229	10,815
Otsuka Corp. (Japan)	90	4,208
Science Applications International Corp.	1,400	81,690
Syntel, Inc.*	3,200	144,832
TeleTech Holdings, Inc.	600	16,278
Travelport Worldwide Ltd.	1,200	15,468
Virtusa Corp.*	800	23,104
Visa, Inc. (Class A Stock)	8,700	645,279
Worldpay Group PLC (United Kingdom), 144A*	2,502	9,107

		7,386,035

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	400	10,322
Sankyo Co. Ltd. (Japan)	50	1,875
Sega Sammy Holdings, Inc. (Japan)	400	4,308
Shimano, Inc. (Japan)	100	15,290
Smith & Wesson Holding Corp.*	4,600	125,028
Sturm Ruger & Co., Inc.	1,900	121,619
Yamaha Corp. (Japan)	300	8,086

		286,528

Life Sciences Tools & Services — 0.1%
Lonza Group AG (Switzerland)	99	16,445
PRA Health Sciences, Inc.*	2,000	83,520
QIAGEN NV*	380	8,281
VWR Corp.*	9,700	280,330

		388,576

Machinery — 0.5%
Alfa Laval AB (Sweden)	519	8,180
Allison Transmission Holdings, Inc.	7,000	197,610
Alstom SA (France)*	263	6,072
Amada Holdings Co. Ltd. (Japan)	600	6,091
ANDRITZ AG (Austria)	139	6,591

Atlas Copco AB (Sweden) (Class A Stock)	1,187	30,829
Atlas Copco AB (Sweden) (Class B Stock)	734	17,398
CNH Industrial NV (United Kingdom)	1,805	13,093
FANUC Corp. (Japan)	340	55,309
FreightCar America, Inc.	2,300	32,315
GEA Group AG (Germany)	318	15,010
Global Brass & Copper Holdings, Inc.	2,500	68,225
Harsco Corp.	8,100	53,784
Hino Motors Ltd. (Japan)	500	4,980
Hitachi Construction Machinery Co. Ltd. (Japan)	200	2,919
Hyster-Yale Materials Handling, Inc.	800	47,592
IHI Corp. (Japan)	2,700	7,278
Illinois Tool Works, Inc.	2,800	291,648
IMI PLC (United Kingdom)	481	6,233
Ingersoll-Rand PLC	7,900	503,072
JTEKT Corp. (Japan)	400	4,534
Kawasaki Heavy Industries Ltd. (Japan)	2,600	7,331
Komatsu Ltd. (Japan)	1,700	29,532
Kone OYJ (Finland) (Class B Stock)	596	27,506
Kubota Corp. (Japan)	1,900	25,698
Kurita Water Industries Ltd. (Japan)	200	4,458
LB Foster Co. (Class A Stock)	1,100	11,979
Lydall, Inc.*	1,300	50,128
Makita Corp. (Japan)	200	13,279
MAN SE (Germany)	66	6,736
Metso OYJ (Finland)	227	5,337
Minebea Co. Ltd. (Japan)	1,000	6,794
Mitsubishi Heavy Industries Ltd. (Japan)	6,000	24,127
Mueller Industries, Inc.	1,900	60,572
Nabtesco Corp. (Japan)	200	4,772
NGK Insulators Ltd. (Japan)	500	10,109
NSK Ltd. (Japan)	1,000	7,320
Rexnord Corp.*	4,600	90,298
Sandvik AB (Sweden)	1,830	18,322
Schindler Holding AG (Switzerland)	40	7,279
Schindler Holding AG (Switzerland) (Part. Cert.)	76	13,760
SembCorp. Marine Ltd. (Singapore)	1,300	1,513
SKF AB (Sweden) (Class B Stock)	730	11,697
SMC Corp. (Japan)	150	36,904
SPX Corp.*	1,400	20,790
SPX Flow, Inc.*	1,100	28,677
Standex International Corp.	800	66,104
Sumitomo Heavy Industries Ltd. (Japan)	1,200	5,271
Terex Corp.	11,000	223,410
THK Co. Ltd. (Japan)	250	4,261
TriMas Corp.*	1,200	21,600
Volvo AB (Sweden) (Class B Stock)	2,725	27,071
Wabash National Corp.*	9,900	125,730
Wartsila OYJ Abp (Finland)	254	10,364
Weir Group PLC (The) (United Kingdom)	437	8,440
Yangzijiang Shipbuilding Holdings Ltd. (China)	2,700	1,811
Zardoya Otis SA (Spain)	359	3,390

		2,401,133

Marine
A.P. Moeller — Maersk A/S (Denmark) (Class A Stock)	7	8,822
A.P. Moeller — Maersk A/S (Denmark) (Class B Stock)	12	15,674
Kuehne + Nagel International AG (Switzerland)	100	14,011
Matson, Inc.	3,600	116,244
Mitsui OSK Lines Ltd. (Japan)	2,200	4,678
Nippon Yusen K.K. (Japan)	2,900	5,102

		164,531

Media — 1.2%
Altice NV (Netherlands) (Class A Stock)*	662	9,885
Altice NV (Netherlands) (Class B Stock)*	173	2,606
AMC Entertainment Holdings, Inc. (Class A Stock)	600	16,566
Axel Springer AG (Germany)	71	3,728
Cinemark Holdings, Inc.	2,900	105,734
Comcast Corp. (Class A Stock)	44,400	2,894,436
Dentsu, Inc. (Japan)	400	18,750
Entercom Communications Corp. (Class A Stock)	900	12,213
Eutelsat Communications SA (France)	301	5,681
Hakuhodo DY Holdings, Inc. (Japan)	460	5,514
ITV PLC (United Kingdom)	6,442	15,446
JCDecaux SA (France)	120	4,046
Lagardere SCA (France)	229	4,981
New Media Investment Group, Inc.	800	14,456
Pearson PLC (United Kingdom)	1,409	18,329
Publicis Groupe SA (France)	334	22,346
REA Group Ltd. (Australia)	83	3,725
RELX NV (United Kingdom)	1,759	30,432
RELX PLC (United Kingdom)	1,966	36,203
RTL Group SA (Luxembourg)	79	6,452
Schibsted ASA (Norway) (Class A Stock)	119	3,567
Schibsted ASA (Norway) (Class B Stock)	194	5,550
Scholastic Corp.	1,000	39,610
SES SA (Luxembourg)	560	11,988
Sinclair Broadcast Group, Inc. (Class A Stock)	1,500	44,790
Singapore Press Holdings Ltd. (Singapore)	3,000	8,840
Sky PLC (United Kingdom)	1,825	20,738
TEGNA, Inc.	14,800	342,916
Telenet Group Holding NV (Belgium)*	110	5,030
Time Warner, Inc.	2,700	198,558
Time, Inc.	7,800	128,388
Toho Co. Ltd. (Japan)	200	5,538
Vivendi SA (France)	2,055	38,447
Walt Disney Co. (The)	13,000	1,271,660
Wolters Kluwer NV (Netherlands)	518	20,975
WPP PLC (United Kingdom)	2,289	47,706

		5,425,830

Metals & Mining — 0.5%
Alumina Ltd. (Australia)	4,251	4,179
Anglo American PLC (United Kingdom)	2,489	24,398
Antofagasta PLC (Chile)	612	3,827
ArcelorMittal (Luxembourg)*	3,265	14,886
BHP Billiton Ltd. (Australia)	5,762	80,301
BHP Billiton PLC (Australia)	3,733	47,248
Boliden AB (Sweden)	469	9,166
Fortescue Metals Group Ltd. (Australia)	2,458	6,578
Fresnillo PLC (Mexico)	353	7,774
Glencore PLC (Switzerland)	21,629	44,580
Hitachi Metals Ltd. (Japan)	400	4,064
JFE Holdings, Inc. (Japan)	1,000	13,045
Kobe Steel Ltd. (Japan)	6,100	5,013
Maruichi Steel Tube Ltd. (Japan)	100	3,495
Mitsubishi Materials Corp. (Japan)	2,100	5,028
Newcrest Mining Ltd. (Australia)*	1,316	22,809
Nippon Steel & Sumitomo Metal Corp. (Japan)	1,517	29,368

Norsk Hydro ASA (Norway)	2,308	8,449
Nucor Corp.	12,400	612,684
Olympic Steel, Inc.	2,600	71,006
Randgold Resources Ltd. (United Kingdom)	160	17,955
Rio Tinto Ltd. (United Kingdom)	752	26,012
Rio Tinto PLC (United Kingdom)	2,233	69,372
South32 Ltd. (Australia)*	9,138	10,717
Steel Dynamics, Inc.	37,500	918,750
Sumitomo Metal Mining Co. Ltd. (Japan)	900	9,155
SunCoke Energy, Inc.	2,400	13,968
thyssenKrupp AG (Germany)	650	13,065
voestalpine AG (Austria)	201	6,765
Worthington Industries, Inc.	4,900	207,270

		2,310,927

Multiline Retail — 0.7%
Harvey Norman Holdings Ltd. (Australia)	1,203	4,186
Isetan Mitsukoshi Holdings Ltd. (Japan)	700	6,231
J. Front Retailing Co. Ltd. (Japan)	450	4,666
Macy’s, Inc.	40,500	1,361,205
Marks & Spencer Group PLC (United Kingdom)	2,801	11,995
Marui Group Co. Ltd. (Japan)	400	5,385
Next PLC (United Kingdom)	267	17,642
Takashimaya Co. Ltd. (Japan)	500	3,581
Target Corp.	24,500	1,710,590

		3,125,481

Multi-Utilities — 0.3%
AGL Energy Ltd. (Australia)	1,186	17,224
Avista Corp.	1,100	49,280
Black Hills Corp.	300	18,912
Centrica PLC (United Kingdom)	10,125	30,618
DUET Group (Australia)	4,103	7,696
E.ON SE (Germany)	3,537	35,706
Engie SA (France)	2,583	41,475
MDU Resources Group, Inc.	12,000	288,000
National Grid PLC (United Kingdom)	6,717	98,776
NorthWestern Corp.	300	18,921
Public Service Enterprise Group, Inc.	16,600	773,726
RWE AG (Germany)*	865	13,775
Suez Environnement Co. (France)	578	9,015
Veolia Environnement SA (France)	772	16,671

		1,419,795

Oil, Gas & Consumable Fuels — 3.3%
Adams Resources & Energy, Inc.	300	11,550
Alon USA Energy, Inc.	11,000	71,280
BP PLC (United Kingdom)	32,964	192,956
Caltex Australia Ltd. (Australia)	492	11,862
Chevron Corp.	992	103,991
ConocoPhillips	20,200	880,720
Eni SpA (Italy)	4,558	73,417
EQT Corp.	13,700	1,060,791
Exxon Mobil Corp.	45,354	4,251,484
Galp Energia SGPS SA (Portugal)	794	11,043
HollyFrontier Corp.	8,500	202,045
Idemitsu Kosan Co. Ltd. (Japan)	140	3,039
Inpex Corp. (Japan)	1,781	13,929
JX Holdings, Inc. (Japan)	3,810	14,872
Kinder Morgan, Inc.	87,600	1,639,872

Koninklijke Vopak NV (Netherlands)	138	6,870
Lundin Petroleum AB (Sweden)*	327	5,959
Marathon Petroleum Corp.	30,500	1,157,780
Neste OYJ (Finland)	239	8,570
Oil Search Ltd. (Australia)	2,395	12,094
OMV AG (Austria)	281	7,899
Origin Energy Ltd. (Australia)	3,105	13,566
Panhandle Oil and Gas, Inc. (Class A Stock)	900	15,003
PBF Energy, Inc. (Class A Stock)	20,200	480,356
Phillips 66	19,900	1,578,866
Repsol SA (Spain)	1,904	24,407
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	7,473	205,248
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	6,649	183,703
Santos Ltd. (Australia)	2,965	10,496
Scorpio Tankers, Inc. (Monaco)	14,800	62,160
Showa Shell Sekiyu KK (Japan)	400	3,733
Statoil ASA (Norway)	1,993	34,436
Tesoro Corp.	17,200	1,288,624
TonenGeneral Sekiyu KK (Japan)	500	4,555
TOTAL SA (France)	3,974	190,578
Valero Energy Corp.	28,700	1,463,700
Western Refining, Inc.	6,700	138,221
Woodside Petroleum Ltd. (Australia)	1,311	26,584

		15,466,259

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	500	32,685
KapStone Paper and Packaging Corp.	9,700	126,197
Mondi PLC (South Africa)	674	12,619
Oji Holdings Corp. (Japan)	1,500	5,759
P.H. Glatfelter Co.	700	13,692
Schweitzer-Mauduit International, Inc.	2,300	81,144
Stora Enso OYJ (Finland) (Class R Stock)	946	7,608
UPM-Kymmene OYJ (Finland)	996	18,297

		298,001

Personal Products — 0.1%
Beiersdorf AG (Germany)	172	16,284
Kao Corp. (Japan)	850	49,506
L’Oreal SA (France)	451	86,346
Medifast, Inc.	1,000	33,270
Shiseido Co. Ltd. (Japan)	700	18,241
Unilever NV-CVA (United Kingdom)	2,878	133,855
Unilever PLC (United Kingdom)	2,301	110,253

		447,755

Pharmaceuticals — 3.3%
Allergan PLC*	800	184,872
Astellas Pharma, Inc. (Japan)	3,800	59,593
AstraZeneca PLC (United Kingdom)	2,263	135,291
Bayer AG (Germany)	1,484	149,046
Bristol-Myers Squibb Co.	30,300	2,228,565
Catalent, Inc.*	5,300	121,847
Chugai Pharmaceutical Co. Ltd. (Japan)	400	14,255
Daiichi Sankyo Co. Ltd. (Japan)	1,100	26,725
Eisai Co. Ltd. (Japan)	400	22,334
Galenica AG (Switzerland)	7	9,437
GlaxoSmithKline PLC (United Kingdom)	8,646	185,674
Heska Corp.*	500	18,585
Hikma Pharmaceuticals PLC (Jordan)	255	8,398

Hisamitsu Pharmaceutical Co., Inc. (Japan)	200	11,532
Impax Laboratories, Inc.*	4,900	141,218
Jazz Pharmaceuticals PLC*	6,000	847,860
Johnson & Johnson	33,500	4,063,550
Kyowa Hakko Kirin Co. Ltd. (Japan)	500	8,528
Mallinckrodt PLC*	19,600	1,191,288
Merck & Co., Inc.	27,889	1,606,685
Merck KGaA (Germany)	233	23,683
Mitsubishi Tanabe Pharma Corp. (Japan)	400	7,227
Novartis AG (Switzerland)	4,076	336,427
Novo Nordisk A/S (Denmark) (Class B Stock)	3,295	177,445
Ono Pharmaceutical Co. Ltd. (Japan)	700	30,493
Orion OYJ (Finland) (Class B Stock)	177	6,873
Otsuka Holdings Co. Ltd. (Japan)	700	32,258
Pfizer, Inc.	81,419	2,866,763
Phibro Animal Health Corp. (Class A Stock)	2,100	39,186
Prestige Brands Holdings, Inc.*	2,800	155,120
Roche Holding AG (Switzerland)	1,247	329,058
Sanofi (France)	2,086	173,311
Santen Pharmaceutical Co. Ltd. (Japan)	650	10,216
SciClone Pharmaceuticals, Inc.*	3,300	43,098
Shionogi & Co. Ltd. (Japan)	500	27,333
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	6,200	68,014
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	300	5,200
Supernus Pharmaceuticals, Inc.*	1,700	34,629
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	30	3,157
Takeda Pharmaceutical Co. Ltd. (Japan)	1,300	56,067
Taro Pharmaceutical Industries Ltd.*	27	3,931
Teva Pharmaceutical Industries Ltd. (Israel)	1,633	82,647
UCB SA (Belgium)	217	16,294

		15,563,713

Professional Services — 0.3%
Adecco SA (Switzerland)	305	15,384
Bureau Veritas SA (France)	496	10,414
Capita PLC (United Kingdom)	1,141	14,702
Experian PLC (Ireland)	1,710	32,442
Intertek Group PLC (United Kingdom)	277	12,906
Kforce, Inc.	2,200	37,158
Mistras Group, Inc.*	1,100	26,257
On Assignment, Inc.*	2,400	88,680
Randstad Holding NV (Netherlands)	221	8,838
Recruit Holdings Co. Ltd. (Japan)	500	18,267
Resources Connection, Inc.	1,600	23,648
Robert Half International, Inc.	25,700	980,712
Seek Ltd. (Australia)	633	7,267
SGS SA (Switzerland)	10	22,908

		1,299,583

Real Estate Investment Trusts (REITs) — 1.7%
AG Mortgage Investment Trust, Inc.	1,900	27,436
American Assets Trust, Inc.	3,500	148,540
American Tower Corp.	10,600	1,204,266
Annaly Capital Management, Inc.	11,900	131,733
Ares Commercial Real Estate Corp.	3,500	43,015
Ascendas Real Estate Investment Trust (Singapore)	4,000	7,403
Ashford Hospitality Trust, Inc.	12,800	68,736
British Land Co. PLC (The) (United Kingdom)	1,677	13,616
CapitaLand Commercial Trust (Singapore)	4,000	4,400
CapitaLand Mall Trust (Singapore)	4,700	7,473

CBL & Associates Properties, Inc.	55,800	519,498
Chatham Lodging Trust	5,000	109,900
Chesapeake Lodging Trust	3,400	79,050
Chimera Investment Corp.	32,600	511,820
Colony Capital, Inc. (Class A Stock)	7,700	118,195
Dexus Property Group (Australia)	1,711	11,610
DiamondRock Hospitality Co.	9,000	81,270
First Potomac Realty Trust	1,800	16,560
Fonciere Des Regions (France)	53	4,684
Franklin Street Properties Corp.	11,400	139,878
Gecina SA (France)	73	9,888
General Growth Properties, Inc.	20,500	611,310
GEO Group, Inc. (The)	4,800	164,064
Goodman Group (Australia)	3,121	16,740
GPT Group (The) (Australia)	3,161	12,855
Hammerson PLC (United Kingdom)	1,375	9,904
HCP, Inc.	21,200	750,056
Hudson Pacific Properties, Inc.	3,800	110,884
ICADE (France)	57	4,005
InfraREIT, Inc.	2,700	47,358
Intu Properties PLC (United Kingdom)	1,688	6,563
Invesco Mortgage Capital, Inc.	10,900	149,221
Investors Real Estate Trust	1,500	9,705
Japan Prime Realty Investment Corp. (Japan)	1	4,291
Japan Real Estate Investment Corp. (Japan)	2	12,353
Japan Retail Fund Investment Corp. (Japan)	5	12,767
Klepierre (France)	379	16,724
Ladder Capital Corp.	4,236	51,679
Land Securities Group PLC (United Kingdom)	1,398	19,454
Lexington Realty Trust	12,600	127,386
Link REIT (Hong Kong)	4,000	27,353
Mirvac Group (Australia)	6,353	9,662
Nippon Building Fund, Inc. (Japan)	3	18,480
Nippon Prologis REIT, Inc. (Japan)	3	7,329
NorthStar Realty Europe Corp.	13,100	121,175
PennyMac Mortgage Investment Trust	3,200	51,936
Redwood Trust, Inc.	3,700	51,097
Resource Capital Corp.	2,750	35,365
RLJ Lodging Trust	7,200	154,440
Ryman Hospitality Properties, Inc.	3,000	151,950
Sabra Health Care REIT, Inc.	900	18,571
Scentre Group (Australia)	9,351	34,636
Segro PLC (United Kingdom)	1,419	7,865
Simon Property Group, Inc.	2,600	563,940
Starwood Property Trust, Inc.	43,200	895,104
Stockland (Australia)	4,196	14,877
Summit Hotel Properties, Inc.	10,900	144,316
Sunstone Hotel Investors, Inc.	5,181	62,535
Suntec Real Estate Investment Trust (Singapore)	4,000	5,285
Unibail-Rodamco SE (France)	174	45,013
United Urban Investment Corp. (Japan)	5	9,007
Vicinity Centres (Australia)	5,776	14,410
Westfield Corp. (Australia)	3,490	28,034
Xenia Hotels & Resorts, Inc.	8,400	140,952

		8,009,622

Real Estate Management & Development — 0.4%
Aeon Mall Co. Ltd. (Japan)	220	2,879
Altisource Portfolio Solutions SA*	2,100	58,464
Azrieli Group Ltd. (Israel)	75	3,189

CapitaLand Ltd. (Singapore)	4,300	9,873
CBRE Group, Inc. (Class A Stock)*	17,000	450,160
Cheung Kong Property Holdings Ltd. (Hong Kong)	4,357	27,452
City Developments Ltd. (Singapore)	700	4,254
Daito Trust Construction Co. Ltd. (Japan)	100	16,236
Daiwa House Industry Co. Ltd. (Japan)	1,000	29,367
Deutsche Wohnen AG (Germany)	579	19,714
Global Logistic Properties Ltd. (Singapore)	4,600	6,210
Hang Lung Properties Ltd. (Hong Kong)	4,000	8,081
Henderson Land Development Co. Ltd. (Hong Kong)	2,173	12,275
Hongkong Land Holdings Ltd. (Hong Kong)	2,000	12,180
Hulic Co. Ltd. (Japan)	500	5,269
Hysan Development Co. Ltd. (Hong Kong)	1,400	6,243
Jones Lang LaSalle, Inc.	6,700	652,915
Kerry Properties Ltd. (Hong Kong)	1,000	2,476
Lend Lease Group (Australia)	937	8,901
Marcus & Millichap, Inc.*	2,900	73,689
Mitsubishi Estate Co. Ltd. (Japan)	2,300	42,188
Mitsui Fudosan Co. Ltd. (Japan)	1,600	36,721
New World Development Co. Ltd. (Hong Kong)	9,800	9,980
Nomura Real Estate Holdings, Inc. (Japan)	300	5,242
NTT Urban Development Corp. (Japan)	200	2,150
Sino Land Co. Ltd. (Hong Kong)	5,300	8,726
Sumitomo Realty & Development Co. Ltd. (Japan)	690	18,711
Sun Hung Kai Properties Ltd. (Hong Kong)	2,600	31,379
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	11,301
Swire Properties Ltd. (Hong Kong)	2,600	6,927
Swiss Prime Site AG (Switzerland)	121	10,954
Tokyo Tatemono Co. Ltd. (Japan)	150	1,799
Tokyu Fudosan Holdings Corp. (Japan)	1,000	6,239
UOL Group Ltd. (Singapore)	754	3,074
Vonovia SE (Germany)	824	30,088
Wharf Holdings Ltd. (The) (Hong Kong)	2,400	14,646
Wheelock & Co. Ltd. (Hong Kong)	1,400	6,577

		1,656,529

Road & Rail — 0.1%
ArcBest Corp.	2,300	37,375
Asciano Ltd. (Australia)	968	6,422
Aurizon Holdings Ltd. (Australia)	3,679	13,349
Central Japan Railway Co. (Japan)	255	45,355
ComfortDelGro Corp. Ltd. (Singapore)	3,600	7,393
CSX Corp.	5,200	135,616
DSV A/S (Denmark)	337	14,170
East Japan Railway Co. (Japan)	600	55,604
Hankyu Hanshin Holdings, Inc. (Japan)	2,000	14,913
Keikyu Corp. (Japan)	1,000	10,063
Keio Corp. (Japan)	1,100	10,376
Keisei Electric Railway Co. Ltd. (Japan)	500	6,445
Kintetsu Group Holdings Co. Ltd. (Japan)	3,500	14,978
MTR Corp. Ltd. (Hong Kong)	2,500	12,683
Nagoya Railroad Co. Ltd. (Japan)	2,000	11,269
Nippon Express Co. Ltd. (Japan)	1,600	7,312
Odakyu Electric Railway Co. Ltd. (Japan)	1,100	12,899
Roadrunner Transportation Systems, Inc.*	4,000	29,840
Tobu Railway Co. Ltd. (Japan)	1,900	10,428
Tokyu Corp. (Japan)	2,100	18,437
West Japan Railway Co. (Japan)	300	19,012

		493,939

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Energy Industries, Inc.*	4,600	174,616
Alpha & Omega Semiconductor Ltd.*	1,900	26,467
ARM Holdings PLC (United Kingdom)	2,484	37,731
ASM Pacific Technology Ltd. (Hong Kong)	400	2,876
ASML Holding NV (Netherlands)	654	64,379
Cirrus Logic, Inc.*	2,200	85,338
Infineon Technologies AG (Germany)	1,996	28,895
Integrated Device Technology, Inc.*	1,900	38,247
Intel Corp.	93,800	3,076,640
IXYS Corp.	1,400	14,350
Microsemi Corp.*	3,500	114,380
NVE Corp.	400	23,460
NXP Semiconductors NV (Netherlands)*	522	40,894
Photronics, Inc.*	1,400	12,474
QUALCOMM, Inc.	38,700	2,073,159
Rohm Co. Ltd. (Japan)	200	7,894
STMicroelectronics NV (Switzerland)	1,278	7,462
Synaptics, Inc.*	1,100	59,125
Tessera Technologies, Inc.	4,400	134,816
Texas Instruments, Inc.	19,400	1,215,410
Tokyo Electron Ltd. (Japan)	250	21,127

		7,259,740

Software — 2.8%
Adobe Systems, Inc.*	18,300	1,752,957
Aspen Technology, Inc.*	3,800	152,912
AVG Technologies NV*	3,900	74,061
Barracuda Networks, Inc.*	3,100	46,934
Blackbaud, Inc.	700	47,530
Bottomline Technologies de, Inc.*	1,100	23,683
Check Point Software Technologies Ltd. (Israel)*	233	18,565
Citrix Systems, Inc.*	10,500	840,945
Dassault Systemes SA (France)	238	17,944
Fair Isaac Corp.	1,600	180,816
Gemalto NV (Netherlands)	144	8,724
Globant SA*	2,200	86,570
GungHo Online Entertainment, Inc. (Japan)	1,200	3,252
Konami Holdings Corp. (Japan)	200	7,630
Manhattan Associates, Inc.*	2,700	173,151
Microsoft Corp.	123,913	6,340,628
Mobileye NV*	311	14,350
Nexon Co. Ltd. (Japan)	300	4,440
NICE Systems Ltd. (Israel)	114	7,254
Nintendo Co. Ltd. (Japan)	250	35,925
Oracle Corp.	61,700	2,525,381
Oracle Corp. Japan (Japan)	100	5,332
Pegasystems, Inc.	4,100	110,495
Progress Software Corp.*	1,600	43,936
Sage Group PLC (The) (United Kingdom)	1,852	16,008
SAP SE (Germany)	1,764	132,486
Take-Two Interactive Software, Inc.*	1,700	64,464
Trend Micro, Inc. (Japan)	200	7,153
Verint Systems, Inc.*	3,200	106,016

		12,849,542

Specialty Retail — 1.1%
ABC-Mart, Inc. (Japan)	100	6,711
American Eagle Outfitters, Inc.	4,600	73,278
Asbury Automotive Group, Inc.*	700	36,918
Barnes & Noble, Inc.	5,000	56,750

Bed Bath & Beyond, Inc.	21,200	916,264
Dixons Carphone PLC (United Kingdom)	1,720	7,382
DSW, Inc. (Class A Stock)	13,700	290,166
Dufry AG (Switzerland)*	81	9,688
Express, Inc.*	9,000	130,590
Fast Retailing Co. Ltd. (Japan)	100	26,848
Francesca’s Holdings Corp.*	7,900	87,295
Gap, Inc. (The)	42,800	908,216
GNC Holdings, Inc. (Class A Stock)	21,500	522,235
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,678	49,368
Home Depot, Inc. (The)	6,800	868,292
Industria de Diseno Textil SA (Spain)	1,961	65,878
Kingfisher PLC (United Kingdom)	4,057	17,425
Murphy USA, Inc.*	1,900	140,904
Nitori Holdings Co. Ltd. (Japan)	150	18,193
Pier 1 Imports, Inc.	5,000	25,700
Rent-A-Center, Inc.	4,200	51,576
Ross Stores, Inc.	7,400	419,506
Shoe Carnival, Inc.	1,100	27,566
Sonic Automotive, Inc. (Class A Stock)	2,700	46,197
Staples, Inc.	37,400	322,388
Tilly’s, Inc. (Class A Stock)*	3,600	20,844
USS Co. Ltd. (Japan)	400	6,611
Yamada Denki Co. Ltd. (Japan)	1,360	7,179

		5,159,968

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	64,000	6,118,400
Avid Technology, Inc.*	2,100	12,201
Brother Industries Ltd. (Japan)	500	5,363
Canon, Inc. (Japan)	1,950	55,673
FUJIFILM Holdings Corp. (Japan)	800	31,040
Hewlett Packard Enterprise Co.	35,900	655,893
HP, Inc.	62,000	778,100
Konica Minolta, Inc. (Japan)	800	5,828
NEC Corp. (Japan)	4,500	10,484
Ricoh Co. Ltd. (Japan)	1,300	11,269
Seagate Technology PLC(d)	46,900	1,142,484
Seiko Epson Corp. (Japan)	500	8,016
Super Micro Computer, Inc.*(d)	4,300	106,855

		8,941,606

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	334	47,946
Asics Corp. (Japan)	300	5,068
Burberry Group PLC (United Kingdom)	807	12,553
Carter’s, Inc.	2,300	244,881
Christian Dior SE (France)	101	16,179
Cie Financiere Richemont SA (Switzerland)	940	55,023
Columbia Sportswear Co.	1,400	80,556
Culp, Inc.	1,100	30,393
Hermes International (France)	45	16,775
HUGO BOSS AG (Germany)	118	6,709
Iconix Brand Group, Inc.*	2,600	17,576
Kering (France)	134	21,572
Li & Fung Ltd. (Hong Kong)	11,000	5,334
Luxottica Group SpA (Italy)	290	14,134
LVMH Moet Hennessy Louis Vuitton SE (France)	501	75,518
Michael Kors Holdings Ltd.*	18,600	920,328
NIKE, Inc. (Class B Stock)	12,200	673,440

Oxford Industries, Inc.	1,400	79,268
Pandora A/S (Denmark)	206	28,057
Swatch Group AG (The) (Switzerland) (Bearer Shares)	57	16,587
Swatch Group AG (The) (Switzerland) (Registered Shares)	99	5,670
Unifi, Inc.*	1,600	43,568
Wolverine World Wide, Inc.	7,400	150,368
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,500	5,945

		2,573,448

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.*	1,100	23,991
EverBank Financial Corp.	4,700	69,842
Federal Agricultural Mortgage Corp. (Class C Stock)	200	6,964
Flagstar Bancorp, Inc.*	4,600	112,286
MGIC Investment Corp.*	13,400	79,730
PennyMac Financial Services, Inc. (Class A Stock)*	700	8,743
Radian Group, Inc.	7,700	80,234
Walker & Dunlop, Inc.*	3,800	86,564

		468,354

Tobacco — 1.2%
Altria Group, Inc.	45,600	3,144,576
British American Tobacco PLC (United Kingdom)	3,339	216,465
Imperial Brands PLC (United Kingdom)	1,695	91,925
Japan Tobacco, Inc. (Japan)	1,953	78,710
Reynolds American, Inc.	33,900	1,828,227
Swedish Match AB (Sweden)	337	11,761

		5,371,664

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)*	302	10,144
Applied Industrial Technologies, Inc.	1,000	45,140
Ashtead Group PLC (United Kingdom)	866	12,370
Brenntag AG (Germany)	265	12,837
Bunzl PLC (United Kingdom)	575	17,692
CAI International, Inc.*	3,100	23,250
HD Supply Holdings, Inc.*	13,500	470,070
ITOCHU Corp. (Japan)	2,700	33,030
Marubeni Corp. (Japan)	3,200	14,457
Mitsubishi Corp. (Japan)	2,700	47,540
Mitsui & Co. Ltd. (Japan)	3,100	37,005
Noble Group Ltd. (Hong Kong)*	6,681	1,012
Rexel SA (France)*	492	6,185
Sumitomo Corp. (Japan)	2,100	21,168
Toyota Tsusho Corp. (Japan)	400	8,612
Travis Perkins PLC (United Kingdom)	431	8,504
Wolseley PLC (Switzerland)	451	23,354

		792,370

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	977	14,438
Aena SA (Spain), 144A	117	15,508
Aeroports de Paris (France)	57	6,246
Atlantia SpA (Italy)	709	17,714
Auckland International Airport Ltd. (New Zealand)	1,775	8,257
Fraport AG Frankfurt Airport Services Worldwide (Germany)	77	4,123
Groupe Eurotunnel SE (France)	826	8,725
Hutchison Port Holdings Trust (Hong Kong)	11,700	5,324
Kamigumi Co. Ltd. (Japan)	400	3,697
Mitsubishi Logistics Corp. (Japan)	200	2,798

Sydney Airport (Australia)	2,035	10,626
Transurban Group (Australia)	3,586	32,298
Wesco Aircraft Holdings, Inc.*	5,400	72,468

		202,222

Water Utilities
American States Water Co.	2,500	109,550
Severn Trent PLC (United Kingdom)	405	13,215
SJW Corp.	1,200	47,256
United Utilities Group PLC (United Kingdom)	1,170	16,217

		186,238

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	3,344	101,690
Millicom International Cellular SA, SDR (Luxembourg)	113	6,931
NTT DOCOMO, Inc. (Japan)	2,528	68,176
Shenandoah Telecommunications Co.	2,800	109,368
SoftBank Group Corp. (Japan)	1,700	96,139
StarHub Ltd. (Singapore)	1,000	2,822
Tele2 AB (Sweden) (Class B Stock)	493	4,328
Vodafone Group PLC (United Kingdom)	47,098	143,596

		533,050

TOTAL COMMON STOCKS (cost $233,683,468)		275,856,210

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund (cost $555,876)	10,400	580,424

PREFERRED STOCKS — 0.1%
Auto Components
Schaeffler AG (Germany) (PRFC)	295	3,897

Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	108	6,885
Porsche Automobil Holding SE (Germany) (PRFC)	281	12,988
Volkswagen AG (Germany) (PRFC)	329	39,849

		59,722

Banks — 0.1%
Citigroup Capital XIII, 7.008%, (Capital security, fixed to floating preferred)(e)	3,000	78,210
State Street Corp. 5.350%, (Capital Security, fixed to floating preferred)(e)	5,000	134,200

		212,410

Chemicals
Fuchs Petrolub SE (Germany) (PRFC)	116	4,564

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	315	38,496

Media
ProSiebenSat.1 Media SE (Germany) (PRFC)	376	16,447

TOTAL PREFERRED STOCKS (cost $302,547)		335,536

				Units
RIGHTS*
Biotechnology
Dyax Corporation CVR(a)(b)				900	999

Construction & Engineering
ACS Actividades de Construccion y Servicios SA (Spain), expiring 07/29/16				340	239

Diversified Telecommunication Services
Vocus Communications Ltd. (Australia), expiring 07/08/16				79	69

Trading Companies & Distributors
Noble Group Ltd. (Hong Kong), expiring 08/04/16				6,681	466

TOTAL RIGHTS (cost $2,262)					1,773

	Interest Rate		Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 10.4%
Agriculture — 0.1%
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	17	31,504
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	110	128,620
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $149,288; purchased 11/19/07)(b)(f)	6.000%		11/27/17	150	160,008
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	245	247,125
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	50	59,280

					626,537

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2016-1, Class AA, Pass-Through Certificates	3.575%		01/15/28	210	222,016
Continental Airlines, Inc., Pass-Through Trust, Series 2001-1, Class A-1, Pass-Through Certificates	6.703%		06/15/21	11	11,296
Continental Airlines, Inc., Pass-Through Trust, Series 2009-2, Class A, Pass-Through Certificates	7.250%		11/10/19	90	102,835
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000%		10/29/24	100	105,304
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%		08/10/22	61	70,869
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%		04/15/19	131	139,607
United Airlines, Inc., Pass-Through Trust, Series 2014-1, Class A, Pass-Through Certificates	4.000%		04/11/26	85	89,468

					741,395

Auto Manufacturers — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes(d)	4.750%		01/15/43	165	174,650
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN	4.389%		01/08/26	200	218,329
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	155	165,004
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	135	149,965
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	80	91,737
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.850%		01/15/21	565	590,262

					1,389,947

Banks — 2.6%
Bank of America Corp., Jr. Sub. Notes	8.125	%(e)	12/29/49	380	380,950
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	275	318,400
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	265	306,719
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.100%		07/24/23	130	139,273
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	620	666,859
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	3.750%		07/12/16	95	95,046
Bank of America Corp., Sub. Notes	5.750%		08/15/16	355	356,686

Bank of America Corp., Sub. Notes, GMTN(d)	4.450%		03/03/26	365	381,767
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes(d)	4.375%		01/12/26	200	201,940
Citigroup, Inc., Jr. Sub. Notes	5.950	%(e)	12/31/49	280	272,797
Citigroup, Inc., Jr. Sub. Notes	6.125	%(e)	12/31/49	150	152,250
Citigroup, Inc., Jr. Sub. Notes	6.250	%(e)	12/31/49	105	107,887
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	200	210,538
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	200	311,927
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	540	564,629
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	535	536,841
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	315	329,471
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(e)	12/31/49	265	262,064
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	50	52,625
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	250	290,240
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	400	442,794
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	275	339,222
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600%		08/02/18	195	198,736
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1	7.900	%(e)	04/29/49	300	306,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	750	770,871
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	150	186,511
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	105	107,050
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	205	225,085
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	195	218,141
Morgan Stanley, Jr. Sub. Notes	5.450	%(e)	12/31/49	125	120,000
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	45	47,663
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	370	392,788
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	460	469,834
Morgan Stanley, Sr. Unsec’d. Notes, GMTN, Series G	5.500%		07/28/21	60	68,512
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	285	316,210
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	120	162,507
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346	%(e)	07/29/49	150	150,000
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.875%		09/17/18	260	262,648
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	150	167,464
PNC Funding Corp., Gtd. Notes	6.700%		06/10/19	65	74,531
State Street Corp., Jr. Sub. Notes	5.250	%(e)	12/31/49	190	195,225
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	250	255,332
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	130	135,283
Wells Fargo & Co., Sub. Notes, MTN	4.125%		08/15/23	345	371,427

					11,922,743

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%		01/17/43	120	123,647
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	190	213,508
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	50	58,592

					395,747

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%		06/15/51	374	390,760
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	30	37,545

					428,305

Building Materials — 0.1%
Griffon Corp., Gtd. Notes	5.250%	03/01/22	65	64,188
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22	90	95,970
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $120,000; purchased 10/27/14)(b)(f)	5.375%	11/15/24	120	122,100

				282,258

Chemicals — 0.1%
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	90	84,875
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	10	10,590
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	67	104,766
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	10	9,806
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	55	60,826
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	170	188,551
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	100	125,215

				584,629

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $295,482; purchased 10/10/07)(b)(f)	6.375%	10/15/17	296	313,759
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $19,827; purchased 10/10/07)(b)(f)	7.000%	10/15/37	20	27,247
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	65	64,513

				405,519

Computers — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	330	350,320
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	145	148,539
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	120	123,513
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	470	476,091
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	90	92,165
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	90	90,057

				1,280,685

Diversified Financial Services — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	150	151,125
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%	10/02/17	90	95,620
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%	02/01/18	220	239,821
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%	11/15/20	500	515,080
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	65	64,541
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(g)	5.250%	02/06/12	345	23,287
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(g)	6.875%	05/02/18	100	7,000
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	90	97,312
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16	100	100,173
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450%	07/15/24	65	67,878
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.250%	06/15/25	145	160,685

				1,522,522

Electric — 0.6%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	35	35,133
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	115	157,034
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%	04/01/36	120	159,124
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	150	153,129
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%	03/15/33	120	171,257
Dominion Resources, Inc., Jr. Sub. Notes	4.104%	04/01/21	400	423,294
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	200	192,000
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	55	74,949

El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	135	165,294
Emera US Finance LP (Canada), Gtd. Notes, 144A	3.550%	06/15/26	130	133,021
Eversource Energy, Sr. Unsec’d. Notes	4.500%	11/15/19	90	98,638
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18	180	182,242
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	50	54,476
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	60	79,023
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	30	35,112
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	100	109,479
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	40	45,876
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	70	79,237
NRG Energy, Inc., Gtd. Notes, 144A	7.250%	05/15/26	120	119,400
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	35	39,706
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	55	61,249
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	125	165,674
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	105	120,675
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	36	37,211

				2,892,233

Engineering/Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $210,000; purchased 06/19/14)(b)(f)	5.250%	06/27/29	210	83,580

Entertainment
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	11/01/18	150	153,937

Environmental Control
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	125	127,969

Food — 0.3%
Kellogg Co., Sr. Unsec’d. Notes	3.250%	04/01/26	760	781,222
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.000%	06/01/26	220	221,799
Kraft Heinz Foods Co., Gtd. Notes, 144A	4.375%	06/01/46	60	63,451
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35	100	114,692

				1,181,164

Food Service
Aramark Services, Inc., Gtd. Notes	5.125%	01/15/24	40	40,800

Forest & Paper Products — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $39,765; purchased 10/27/10)(b)(f)	5.400%	11/01/20	40	45,304
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	30	35,559
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	175	230,092

				310,955

Gas
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	10	10,835

Healthcare Products — 0.3%
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24	140	150,800
Mallinckrodt International Finance SA, Gtd. Notes	3.500%	04/15/18	175	170,188
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	440	479,655
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	174	196,818
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%	09/15/18	605	611,912

				1,609,373

Healthcare Services — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	3.200%		06/15/26	595	612,150
Anthem, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	45	47,203
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	30	31,309
Ascension Health, Sr. Unsec’d. Notes	3.945%		11/15/46	245	264,231
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	50	61,352
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	140	173,421
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	175	179,812
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19	55	57,338
HCA, Inc., Sr. Sec’d. Notes	4.750%		05/01/23	200	205,000
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	100	104,500
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	20	20,688
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		07/15/35	60	69,684
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	60	62,823
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	80	113,091
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.875%		02/15/38	95	138,630

					2,141,232

Home Builders
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	150	152,392

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	100	108,405
Newell Brands, Inc., Sr. Unsec’d. Notes	6.250%		04/15/18	300	321,610

					430,015

Insurance — 0.6%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	80	89,073
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	125	120,931
AXIS Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	160	178,847
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	100	104,854
Chubb Corp. (The), Gtd. Notes	6.375	%(e)	04/15/37	210	182,700
Chubb INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26	105	111,919
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	15	17,256
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		01/15/19	90	98,789
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	180	225,182
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	110	129,713
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	130	167,412
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	70	82,804
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	25	26,661
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	110	150,300
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(e)	10/16/44	295	317,454
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	60	76,748
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	105	118,633
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	140	212,269
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	15	15,866
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(e)	06/15/37	110	100,925
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	240	326,030
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	50	56,136
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	90	100,313

					3,010,815

Lodging — 0.3%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	200	214,380
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%		06/15/26	455	460,529
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	130	135,033

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	500	545,432
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	60	60,626

				1,416,000

Machinery-Diversified — 0.1%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	125	134,375
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	160	174,451

				308,826

Media — 0.5%
21st Century Fox America, Inc., Gtd. Notes	7.625%	11/30/28	125	172,943
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	215	212,823
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	125	132,031
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25	120	121,800
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	110	130,260
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%	10/23/45	130	155,223
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.834%	10/23/55	35	41,616
Comcast Corp., Gtd. Notes	6.450%	03/15/37	35	48,159
Comcast Corp., Gtd. Notes	6.950%	08/15/37	65	93,493
Historic TW, Inc., Gtd. Notes	9.150%	02/01/23	100	134,419
Time Warner Cable, Inc., Gtd. Notes	5.850%	05/01/17	310	320,904
Time Warner Cos., Inc., Gtd. Notes	7.250%	10/15/17	160	171,956
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	25	30,705
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	30	37,754
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	10	13,716
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43	55	48,555
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	60	60,158
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	150	155,250

				2,081,765

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	140	162,676
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%(e)	10/19/75	175	184,275
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21	110	113,310
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	20	18,841
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%	07/27/35	95	104,937

				584,039

Miscellaneous Manufacturing — 0.2%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	160	163,200
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	15	16,499
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	25	28,849
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	172	197,030
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%	01/10/39	170	256,606
General Electric Co., Sub. Notes, GMTN	5.300%	02/11/21	100	116,019
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	200	204,000

				982,203

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	180	182,011
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%	10/26/22	150	153,173
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%	02/11/20	100	109,168

				444,352

Oil & Gas — 0.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	50	57,606
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%	03/15/46	160	193,201
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%	10/01/20	70	77,560
ConocoPhillips Co., Gtd. Notes(d)	4.950%	03/15/26	300	340,177
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	35	32,650
Devon Energy Corp., Sr. Unsec’d. Notes(d)	5.600%	07/15/41	15	14,493
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%	12/15/25	65	71,701
Devon Financing Co. LLC, Gtd. Notes	7.875%	09/30/31	200	232,735
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	120	120,310
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	240	256,078
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	140	128,469
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%	05/11/25	385	403,898
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.250%	04/15/21	175	174,562
Valero Energy Corp., Sr. Unsec’d. Notes	4.900%	03/15/45	65	60,205

				2,163,645

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	345	371,301

Packaging & Containers — 0.1%
Ball Corp., Gtd. Notes	4.000%	11/15/23	250	246,250
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	150	153,000
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	95	105,456

				504,706

Pharmaceuticals — 0.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	05/14/26	170	172,206
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	145	151,935
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	235	245,613
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	115	119,810
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	265	272,346
Actavis, Inc., Gtd. Notes	6.125%	08/15/19	75	84,167
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	6.450%	09/15/37	110	150,142
Johnson & Johnson, Sr. Unsec’d. Notes	3.550%	03/01/36	40	44,192
Johnson & Johnson, Sr. Unsec’d. Notes	3.700%	03/01/46	80	90,080
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	210	253,100
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	20	19,817

				1,603,408

Pipelines — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes(d)	4.900%	03/15/35	35	30,921
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%	06/01/25	100	92,161
Enterprise Products Operating LLC, Gtd. Notes	3.950%	02/15/27	165	175,004
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	185	196,506
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	205	217,795

				712,387

Real Estate
Prologis LP, Gtd. Notes	6.875%	03/15/20	11	12,949

Real Estate Investment Trusts (REITs) — 0.1%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	115	129,807
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	30	30,193
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	30	32,112
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26	160	172,005

				364,117

Retail — 0.3%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	105	130,260
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	35	43,692
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000%	04/01/26	85	90,336
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43	110	123,455
L Brands, Inc., Gtd. Notes	6.625%	04/01/21	125	140,625
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	60	82,323
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	45	46,264
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	320	345,742
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(d)	5.625%	12/01/25	170	178,075
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	60	66,484

				1,247,256

Semiconductors
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	200	209,000

Software — 0.1%
Fidelity National Information Services, Inc., Gtd. Notes	3.625%	10/15/20	270	285,423
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	200	205,257
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	145	154,211

				644,891

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	320	327,330
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	45	46,035
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	130	133,233
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	235	241,254
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	200	215,792
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	33	36,098
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.375%	12/15/30	50	77,034
Telefonos de Mexico SAB de CV (Mexico), Gtd. Notes	5.500%	11/15/19	40	44,711
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	220	229,086
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	472	477,400
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	65	71,051
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	523	553,100

				2,452,124

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	100	111,847
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	135	184,727
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	170	221,576
Norfolk Southern Corp., Sr. Unsec’d. Notes	2.903%	02/15/23	97	100,211
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	20	24,241

				642,602

TOTAL CORPORATE BONDS (cost $45,638,056)				48,471,158

ASSET-BACKED SECURITIES — 5.2%
Collateralized Loan Obligations — 2.6%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.814	%(e)	04/20/25	250	247,409
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.134	%(e)	04/28/26	300	299,614
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2016-8A, Class A1, 144A(a)	—	%(e)(h)	07/28/28	500	499,500
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.168	%(e)	10/15/26	250	249,725
Atrium X (Cayman Islands), Series 2015-10A, Class A, 144A	1.753	%(e)	07/16/25	250	247,502
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.163	%(e)	04/18/27	250	247,693
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	2.234	%(e)	10/20/26	250	248,839
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.163	%(e)	07/18/27	750	744,256
Blue Hill CLO (Cayman Islands), Series 2013- 1A, Class A, 144A	2.108	%(e)	01/15/26	250	247,920
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.783	%(e)	04/17/25	500	492,262
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.184	%(e)	04/20/26	350	349,125
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.078	%(e)	07/15/26	250	245,320
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.104	%(e)	01/20/26	300	298,504
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.098	%(e)	10/15/26	250	248,382
ICG US CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.784	%(e)	04/20/26	400	392,223
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.134	%(e)	07/20/27	350	345,648
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1A, 144A	1.918	%(e)	10/23/25	750	745,389
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.058	%(e)	07/25/26	600	599,366
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	2.108	%(e)	04/15/26	850	848,351
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.927	%(e)	08/13/25	300	296,429
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.785	%(e)	07/22/25	250	247,683
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.134	%(e)	07/20/27	250	247,717
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.113	%(e)	07/17/26	300	299,598
Shackleton VI CLO (Cayman Islands), Series 2014-6A, Class A1, 144A	2.113	%(e)	07/17/26	250	247,603
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.678	%(e)	04/15/25	300	294,995
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.278	%(e)	08/17/22	250	248,838
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.334	%(e)	10/20/23	250	249,777
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.134	%(e)	07/20/27	500	497,113
TIAA CLO I Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.386	%(e)	07/20/28	250	249,606

Trinitas CLO IV Ltd. (Cayman Islands), Series 2016-4A, Class A, 144A	2.267%(e)	04/18/28	500	499,628
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.748%(e)	07/15/25	300	296,949
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.264%(e)	04/20/26	250	248,679
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.768%(e)	04/15/24	300	296,612
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.134%(e)	04/20/26	350	347,729

				12,165,984

Non-Residential Mortgage-Backed Securities — 2.4%
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.197%(e)	04/08/19	454	454,391
Americredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.147%(e)	10/08/19	500	500,653
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%	07/20/21	800	810,821
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%	12/20/21	500	508,932
Chase Issuance Trust, Series 2007-C1, Class C1	0.902%(e)	04/15/19	800	797,955
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%	11/15/25	300	306,033
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%	04/15/26	500	510,761
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%	08/15/27	600	612,543
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%	12/15/27	400	402,102
GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A	0.948%(e)	01/20/20	300	299,057
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(b)	0.942%(e)	05/15/20	200	198,695
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.292%(e)	05/17/21	300	298,982
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%	03/25/21	700	715,232
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%	09/25/21	500	510,132
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%	03/25/20	400	403,492
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.203%(e)	06/25/65	279	279,431
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%	07/18/25	500	499,852
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.142%(e)	12/17/18	157	157,500
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.192%(e)	12/17/18	272	271,695
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2B	1.092%(e)	07/15/19	400	399,862
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%	10/20/30	233	233,215
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A, 144A	2.580%	09/20/32	341	343,501
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 144A	3.080%	03/21/33	431	440,896

Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	800	804,732
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	200	201,313

					10,961,778

Residential Mortgage-Backed Securities — 0.2%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.103	%(e)	03/25/33	36	34,122
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	3.873	%(e)	07/25/35	58	55,407
CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M1	1.203	%(e)	03/25/34	293	280,652
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.836	%(e)	07/25/34	58	54,428
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.503	%(e)	12/27/33	249	240,402
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.353	%(e)	07/25/32	53	50,547
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.728	%(e)	09/25/32	72	69,097
RASC Trust, Series 2004-KS2, Class MI1	4.710	%(e)	03/25/34	22	19,568
Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.218	%(e)	02/25/34	131	121,146

					925,369

TOTAL ASSET-BACKED SECURITIES (cost $23,911,893)					24,053,131

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.4%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	8	7,561
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739	%(e)	04/10/49	869	885,477
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.901	%(e)	12/10/49	100	102,933
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	100	104,566
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	420	455,745
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	200	207,228
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	600	644,786
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	200	209,997
COMM Mortgage Trust, Series 2013-CR8, Class A4	3.334%		06/10/46	600	642,750
COMM Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	400	413,482
COMM Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	400	432,631
COMM Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300	310,817
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	700	743,266
COMM Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	700	753,320
Csail Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	800	833,203
Deutsche Bank JPMorgan Chase Mortgage Trust, Series 2016-C1, Class A3A	3.015%		05/10/49	800	835,993
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513	%(e)	12/25/23	375	416,336
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092	%(e)	04/25/27	800	868,664
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038	%(e)	11/25/25	500	533,332
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	500	530,026

FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	1,000	1,036,943
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.584	%(e)	05/25/22	2,854	201,384
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.620	%(e)	06/25/22	863	61,951
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.013	%(e)	10/25/22	1,461	65,657
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(e)	02/25/23	800	877,246
FHLMC Multifamily Structured Pass-Through Certificates, Series K030, Class A2	3.250	%(e)	04/25/23	300	327,644
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(e)	07/25/23	400	444,182
FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2	3.010%		07/25/25	1,000	1,075,875
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.369	%(e)	03/25/26	4,675	489,940
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.610	%(e)	08/25/16	493	108
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.894	%(e)	05/25/19	2,349	99,072
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.818	%(e)	07/25/19	2,400	103,498
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161	%(e)	05/25/25	300	324,485
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	400	419,851
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	198	202,272
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	200	206,422
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	500	522,478
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	522	539,533
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	200	206,551
Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	174	175,617
Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 2015-4, Class AM	5.204%		12/12/49	1,000	1,009,270
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	200	209,601
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	600	646,474
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4	3.372%		10/15/48	700	749,438
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3	3.058%		05/15/49	800	834,975
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	22	21,625
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	26	25,639
PNC Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X, I/O	2.260	%(e)	09/15/30	89	364
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	200	208,205
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	500	523,005

UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	200	209,347
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(e)	05/15/46	907	929,109
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%		07/15/58	800	860,197
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A3	3.162%		03/15/59	900	946,251
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A3	2.834%		06/15/49	800	816,962

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $24,607,292)					25,303,284

FOREIGN AGENCIES — 0.5%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.375%		03/16/26	320	335,786
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625%		04/28/21	230	243,343
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	200	209,250
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%		06/29/20	100	112,533
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	120	127,068
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%		05/15/17	200	205,540
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%		04/10/17	250	250,816
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%		04/28/20	200	202,157
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%		05/07/19	200	205,977
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%		03/10/21	380	387,211

TOTAL FOREIGN AGENCIES (cost $2,217,836)					2,279,681

MUNICIPAL BONDS — 0.4%
California — 0.1%
Bay Area Toll Authority, Taxable, Revenue Bonds, BABs	6.263%		04/01/49	220	335,990
State of California, GO, BABs	7.300%		10/01/39	210	317,789
State of California, GO, Tax. Var. Purp., BABs(d)	7.500%		04/01/34	15	22,753

					676,532

Illinois — 0.1%
City of Chicago IL, O’Hare Int’l. Arpt., BABs	6.395%		01/01/40	160	227,466

New Jersey — 0.1%
New Jersey State Turnpike Auth. Rev., Tax. Issuer Subs., Ser. F, BABs(d)	7.414%		01/01/40	165	258,281

New York — 0.1%
New York City Trans. Fin. Auth., Tax. Future, Tax. Sec’d. Rev., Ser. C-2, BABs	5.767%		08/01/36	190	248,976

Ohio
Ohio State University Gen., BABs	4.910%		06/01/40	65	82,341

Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld. Fd. B-2 Wtr. Quality, BABs	4.879%		12/01/34	45	54,288

					136,629

Oregon
Oregon State Department of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser. A, BABs	5.834%		11/15/34	70	95,703

Pennsylvania
Pennsylvania Turnpike Commission Rev., Ser. B, BABs	5.511%		12/01/45	80	105,111

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, BABs	6.731%		07/01/43	160	221,744

TOTAL MUNICIPAL BONDS (cost $1,401,148)					1,970,442

SOVEREIGN BONDS — 0.5%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	200	214,700
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19	90	93,375
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21	280	318,744
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41	200	290,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	200	217,148
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		03/13/20	200	222,417
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	3.625%		03/15/22	100	105,400
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	118	127,145
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	100	110,750
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%		03/17/23	160	162,736
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		06/22/26	185	183,907
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%		01/22/44	50	62,360
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24	30	33,078
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	190	215,492

TOTAL SOVEREIGN BONDS (cost $2,278,741)					2,357,252

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.1%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	31	30,910
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	224	187,840
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.953	%(e)	02/25/35	41	38,968
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	3.051	%(e)	03/25/35	48	44,024

Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.888	%(e)	02/25/37	120	114,188
Fannie Mae Connecticut Avenue Securities, Series 2014-C014, Class 1M1(i)	2.403	%(e)	11/25/24	307	308,607
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(i)	1.953	%(e)	02/25/25	53	53,131
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1(i)	1.603	%(e)	05/25/25	427	426,719
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1(i)	2.603	%(e)	09/25/28	187	188,879
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1(i)	2.653	%(e)	10/25/28	198	199,596
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1(i)	1.353	%(e)	10/25/27	893	893,085
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class M1(i)	1.603	%(e)	12/25/27	236	236,427
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1(i)	1.803	%(e)	04/25/28	233	233,539
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1(i)	1.903	%(e)	07/25/28	560	561,614
Freddie Mac Structured Agency Credit Risk Debt Notes, Series2016- DNA3, Class M2(i)	2.446	%(e)	12/25/28	375	377,498
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(i)	2.703	%(e)	11/25/28	250	251,449
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.948	%(e)	07/25/35	66	65,870
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A(a)	2.457	%(e)	05/01/20	501	490,185
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.457	%(e)	08/01/20	246	241,845
LSTAR Securities Investment Trust, Series 2015-10, Class A1, 144A(a)	2.457	%(e)	11/01/20	111	108,769
MASTR Alternative Loan Trust, Series 2003-8, Class 4A1	7.000%		12/25/33	3	2,738
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	35	35,280
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.830	%(e)	02/25/34	70	69,108
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	16	16,144

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,221,795)					5,176,413

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.5%
Federal Home Loan Bank	5.500%		07/15/36	135	194,773
Federal Home Loan Mortgage Corp.	2.500%		TBA	1,000	1,034,109
Federal Home Loan Mortgage Corp.	2.598	%(e)	12/01/35	50	52,604
Federal Home Loan Mortgage Corp.	3.000%		TBA	1,500	1,552,169
Federal Home Loan Mortgage Corp.	3.000%		06/01/29 - 07/01/43	890	930,982
Federal Home Loan Mortgage Corp.(j)	3.500%		TBA	1,000	1,054,219
Federal Home Loan Mortgage Corp.	3.500%		TBA	3,000	3,158,906
Federal Home Loan Mortgage Corp.	3.500%		08/01/26	357	380,694
Federal Home Loan Mortgage Corp.(j)	4.000%		TBA	1,500	1,605,469
Federal Home Loan Mortgage Corp.	4.000%		TBA	1,000	1,069,375
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 02/01/41	1,178	1,263,485
Federal Home Loan Mortgage Corp.	4.500%		TBA	500	545,234
Federal Home Loan Mortgage Corp.	4.500%		10/01/39	357	391,360
Federal Home Loan Mortgage Corp.	5.000%		07/01/18 - 10/01/35	284	308,333
Federal Home Loan Mortgage Corp.	5.500%		12/01/33 - 10/01/37	269	301,850

Federal Home Loan Mortgage Corp.	6.000%		01/01/34	82	93,334
Federal Home Loan Mortgage Corp.	7.000%		10/01/31 - 05/01/32	47	53,983
Federal National Mortgage Assoc.	2.296	%(e)	07/01/37	212	219,332
Federal National Mortgage Assoc.	2.500%		TBA	2,750	2,845,120
Federal National Mortgage Assoc.	3.000%		TBA	5,000	5,179,491
Federal National Mortgage Assoc.	3.000%		08/01/30 - 07/01/43	4,834	5,045,386
Federal National Mortgage Assoc.	3.500%		TBA	2,500	2,634,765
Federal National Mortgage Assoc.	3.500%		06/01/39 - 04/01/43	2,734	2,894,372
Federal National Mortgage Assoc.(k)	3.500%		05/01/42	2,210	2,339,743
Federal National Mortgage Assoc.	4.000%		TBA	1,000	1,071,221
Federal National Mortgage Assoc.	4.000%		09/01/40 - 04/01/42	2,387	2,569,469
Federal National Mortgage Assoc.	4.500%		TBA	2,250	2,456,004
Federal National Mortgage Assoc.	4.500%		07/01/19 - 08/01/40	723	788,810
Federal National Mortgage Assoc.(j)	5.000%		TBA	500	555,531
Federal National Mortgage Assoc.	5.000%		TBA	1,500	1,666,124
Federal National Mortgage Assoc.	5.000%		10/01/18 - 02/01/36	192	211,634
Federal National Mortgage Assoc.	5.500%		12/01/16 - 07/01/34	445	504,951
Federal National Mortgage Assoc.	6.000%		09/01/17 - 08/01/38	852	978,907
Federal National Mortgage Assoc.	6.250%		05/15/29	70	101,944
Federal National Mortgage Assoc.	6.500%		07/01/17 - 10/01/37	566	657,692
Federal National Mortgage Assoc.	7.000%		06/01/32	24	27,776
Federal National Mortgage Assoc.	7.125%		01/15/30	250	392,221
Federal National Mortgage Assoc.	7.500%		09/01/30	2	2,201
Federal National Mortgage Assoc.	8.000%		12/01/23	3	3,236
Federal National Mortgage Assoc.	8.500%		02/01/28	4	5,210
Financing Corp., FICO Strips Principal, Series A-P, PO	1.282	%(l)	10/06/17	53	52,512
Financing Corp., FICO Strips Principal, Series B-P, PO	1.282	%(l)	10/06/17	330	327,127
Government National Mortgage Assoc.(j)	3.000%		TBA	2,000	2,091,133
Government National Mortgage Assoc.	3.000%		TBA	1,500	1,565,303
Government National Mortgage Assoc.	3.000%		03/15/45	463	483,797
Government National Mortgage Assoc.(j)	3.500%		TBA	3,500	3,714,785
Government National Mortgage Assoc.	3.500%		TBA	2,000	2,119,922
Government National Mortgage Assoc.	4.000%		TBA	1,000	1,068,906
Government National Mortgage Assoc.	4.500%		06/20/41	570	622,502
Government National Mortgage Assoc.	5.000%		10/20/37	35	39,390
Government National Mortgage Assoc.	5.500%		07/15/33 - 02/15/36	577	652,760
Government National Mortgage Assoc.	6.500%		09/15/23 - 08/15/32	176	202,589
Government National Mortgage Assoc.	7.000%		06/15/24 - 05/15/31	34	39,727
Government National Mortgage Assoc.	7.500%		04/15/29 - 05/15/31	5	5,552
Government National Mortgage Assoc.	8.000%		08/15/22 - 06/15/25	46	51,688
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	575	612,625
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	515	561,504

Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		12/04/23	30	37,766
Israel Government USAID Bond Strips Principal, U.S. Gov’t. Gtd. Notes, PO	2.633	%(l)	11/01/24	100	84,127
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	2.052	%(l)	07/15/20	704	672,086
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.642	%(l)	10/15/19	295	285,538
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.804	%(l)	01/15/30	170	122,292
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	305	467,048

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $61,712,045)					63,022,698

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bonds	3.000%		05/15/45 - 11/15/45	1,490	1,712,629
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	1,388	1,422,010
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	237	256,143
U.S. Treasury Notes	1.125%		06/30/21	495	497,456
U.S. Treasury Notes(m)	2.000%		11/30/22	350	366,311
U.S. Treasury Notes	2.125%		12/31/22	125	131,792
U.S. Treasury Strips Coupon	2.404	%(l)	08/15/21	735	694,065
U.S. Treasury Strips Coupon	2.502	%(l)	11/15/30	640	486,265
U.S. Treasury Strips Coupon	2.752	%(l)	08/15/30	605	462,436
U.S. Treasury Strips Coupon	2.972	%(l)	02/15/37	725	461,871
U.S. Treasury Strips Principal, PO	2.526	%(l)	05/15/43	270	141,572
U.S. Treasury Strips Principal, PO	2.543	%(l)	02/15/45	230	114,270
U.S. Treasury Strips Principal, PO	2.874	%(l)	05/15/45	385	189,865
U.S. Treasury Strips Principal, PO	3.597	%(l)	05/15/44	450	230,015

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,646,342)					7,166,700

TOTAL LONG-TERM INVESTMENTS (cost $408,179,301)					456,574,702

SHORT-TERM INVESTMENTS — 10.1%

				Shares
AFFILIATED MUTUAL FUNDS — 10.0%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $21,853,668)(n)				2,256,520	20,963,069
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $25,484,128; includes $3,393,624 of cash collateral for securities on loan)(n)(o)				25,484,128	25,484,128

TOTAL AFFILIATED MUTUAL FUNDS (cost $47,337,796)					46,447,197

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill (cost $289,839)(k)	0.267	%(p)	09/15/16	290	289,875

TOTAL SHORT-TERM INVESTMENTS (cost $47,627,635)					46,737,072

TOTAL INVESTMENTS — 108.1% (cost $455,806,936)(q)					$503,311,774
Liabilities in excess of other assets(r) — (8.1)%					(37,595,432)

NET ASSETS — 100.0%					$465,716,342

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BABs	Build America Bonds
bps	Basis Points
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
EAFE	Europe, Australasia and Far East
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only
LIBOR	London Interbank Offered Rate
MSCI EAFE	Morgan Stanley Capital International Europe, Australasia and Far East
MTN	Medium Term Note
MXN	Mexican Peso
OTC	Over-the-counter
PO	Principal Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
RSP	Non-Voting Shares
SDR	Swedish Depositary Receipt
STOXX	Stock Index of the Eurozone
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,099,453 and 0.2% of net assets.
(b)	Indicates a security or securities that have been deemed illiquid.

(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,330,769; cash collateral of $3,393,624 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $834,362. The aggregate value of $751,998 is approximately 0.2% of net assets.
(g)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(h)	Interest rate not available as of June 30, 2016.
(i)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(j)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $8,500,000 is approximately 1.8% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(m)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(n)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(o)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	Rate reflects yield to maturity at purchase date.
(q)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$458,202,362

Appreciation	57,027,722
Depreciation	(11,918,310)

Net Unrealized Appreciation	$45,109,412

The book basis may differ from tax basis due to certain tax-related adjustments.

(r)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
55	2 Year U.S. Treasury Notes	Sep. 2016	$11,980,070	$12,063,047	$82,977
110	5 Year U.S. Treasury Notes	Sep. 2016	13,252,127	13,438,047	185,920
59	10 Year U.S. Treasury Notes	Sep. 2016	7,692,957	7,846,078	153,121
61	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	10,839,995	11,368,875	528,880
7	Euro STOXX 50 Index	Sep. 2016	216,277	221,784	5,507
2	FTSE 100 Index	Sep. 2016	155,208	171,000	15,792
2	Mini MSCI EAFE Index	Sep. 2016	158,165	161,520	3,355
22	S&P 500 E-Mini Index	Sep. 2016	2,296,047	2,299,220	3,173
1	TOPIX Index	Sep. 2016	129,838	120,612	(9,226)

					969,499

	Short Position:
64	20 Year U.S. Treasury Bonds	Sep. 2016	10,398,836	11,030,000	(631,164)

					$338,335

A U.S. Treasury Obligation with a market value of $289,875 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency Obligation with a market value of $427,525 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
	1,885	12/24/17	1.384%	3 Month LIBOR(1)	$492	$(19,060)	$(19,552)
	330	07/11/18	0.947%	3 Month LIBOR(1)	150	(1,383)	(1,533)
	3,885	01/06/21	1.750%	3 Month LIBOR(2)	123	139,793	139,670
	2,750	05/31/22	2.200%	3 Month LIBOR(1)	(5,486)	(181,337)	(175,851)
	1,250	05/31/22	2.217%	3 Month LIBOR(1)	157	(83,651)	(83,808)
	2,730	11/30/22	1.850%	3 Month LIBOR(1)	164	(126,839)	(127,003)
	960	11/30/22	1.982%	3 Month LIBOR(1)	155	(52,591)	(52,746)
	400	12/31/22	1.405%	3 Month LIBOR(1)	152	(7,376)	(7,528)
	300	12/31/22	1.406%	3 Month LIBOR(1)	152	(5,560)	(5,712)
	400	12/31/22	1.409%	3 Month LIBOR(1)	153	(7,476)	(7,629)
	100	12/31/22	1.412%	3 Month LIBOR(1)	151	(1,886)	(2,037)
	100	12/31/22	1.495%	3 Month LIBOR(1)	151	(2,418)	(2,569)
MXN	11,100	08/19/24	6.010%	28 Day Mexican Interbank Rate(2)	(2,128)	4,086	6,214
	700	09/08/24	2.569%	3 Month LIBOR(1)	156	(71,516)	(71,672)
	930	09/04/25	2.214%	3 Month LIBOR(1)	157	(73,497)	(73,654)
	4,180	01/08/26	2.210%	3 Month LIBOR(1)	104	(330,858)	(330,962)

					$(5,197)	$(821,569)	$(816,372)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

A U.S. Treasury Obligation, including that which is sold and pending settlement, with a market value of $827,039 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2016.

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	09/08/16	200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$6,404	$—	$6,404
Deutsche Bank AG	09/08/16	400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	22,438	—	22,438
Deutsche Bank AG	09/08/16	200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	8,880	—	8,880
Deutsche Bank AG	09/08/16	400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	28,313	—	28,313

				$66,035	$—	$66,035

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$255,360,706	$20,495,504	$—
Exchange Traded Fund	580,424	—	—
Preferred Stocks	212,410	123,126	—
Rights	774	—	999
Corporate Bonds	—	48,471,158	—
Asset-Backed Securities
Collateralized Loan Obligations	—	11,666,484	499,500
Non-Residential Mortgage-Backed Securities	—	10,961,778	—
Residential Mortgage-Backed Securities	—	925,369	—
Commercial Mortgage-Backed Securities	—	25,303,284	—
Foreign Agencies	—	2,279,681	—
Municipal Bonds	—	1,970,442	—
Sovereign Bonds	—	2,357,252	—
Residential Mortgage-Backed Securities	—	4,577,459	598,954
U.S. Government Agency Obligations	—	63,022,698	—
U.S. Treasury Obligations	—	7,456,575	—
Affiliated Mutual Funds	46,447,197	—	—
Other Financial Instruments*
Futures Contracts	338,335	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(816,372)	—
OTC Total Return Swap Agreements	—	66,035	—

Total	$302,939,846	$198,860,473	$1,099,453

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Series as of June 30, 2016 categorized by risk exposure:

Derivative Fair Value at 6/30/16
Equity Contracts	$20,374
Interest Rate Contracts	(430,603)

Total	$(410,229)

Prudential Conservative Allocation Fund

Schedule of Investments

as of June 30, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	595,265	$5,607,395
Prudential Global Real Estate Fund (Class Q)	283,775	7,088,711
Prudential Government Income Fund (Class Z)	1,011,520	9,953,361
Prudential High Yield Fund (Class Q)	536,023	2,824,840
Prudential Jennison 20/20 Focus Fund (Class Q)	92,710	1,424,955
Prudential Jennison Equity Opportunity Fund (Class Q)	151,490	2,846,488
Prudential Jennison Growth Fund (Class Z)*	108,163	3,182,149
Prudential Jennison International Opportunities Fund (Class Q)*	458,911	5,672,140
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	58,647	2,134,152
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	667	23,816
Prudential Jennison Small Company Fund, Inc. (Class Q)	156,193	3,556,511
Prudential Jennison Value Fund (Class Q)	81,989	1,414,308
Prudential QMA International Equity Fund (Class Z)	1,376,545	8,520,811
Prudential QMA Large-Cap Core Equity Fund (Class Z)	438,894	6,807,244
Prudential QMA Long-Short Equity Fund (Class Z)*	380,092	4,222,819
Prudential QMA Mid-Cap Value Fund (Class Q)	170,715	3,217,969
Prudential QMA Small-Cap Value Fund (Class Q)	83,417	1,438,112
Prudential QMA Strategic Value Fund (Class Z)	627,571	7,863,468
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	3,534,811	34,146,275
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	62,960	706,412
Prudential Total Return Bond Fund (Class Q)	1,815,707	26,636,425

TOTAL LONG-TERM INVESTMENTS (cost $125,225,341)		139,288,361

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,031,874)	1,031,874	1,031,874

TOTAL INVESTMENTS(a) — 99.8% (cost $126,257,215)(b)		140,320,235
Other assets in excess of liabilities — 0.2%		339,578

NET ASSETS — 100.0%		$140,659,813

The following abbreviation is used in the quarterly schedule of portfolio holdings:

OTC    Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$127,539,377

Appreciation	14,261,885
Depreciation	(1,481,027)

Net Unrealized Appreciation	$12,780,858

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$140,320,235	$—	$—

Prudential Growth Allocation Fund

Schedule of Investments

as of June 30, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	47,779	$450,075
Prudential Global Real Estate Fund (Class Q)	180,765	4,515,506
Prudential High Yield Fund (Class Q)	85,064	448,286
Prudential Jennison 20/20 Focus Fund (Class Q)	176,268	2,709,235
Prudential Jennison Equity Opportunity Fund (Class Q)	337,229	6,336,542
Prudential Jennison Growth Fund (Class Z)*	137,527	4,046,037
Prudential Jennison International Opportunities Fund (Class Q)*	694,894	8,588,890
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	74,540	2,712,502
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	1,629	58,173
Prudential Jennison Small Company Fund, Inc. (Class Q)	238,917	5,440,151
Prudential Jennison Value Fund (Class Q)	170,898	2,947,993
Prudential QMA International Equity Fund (Class Z)	2,119,570	13,120,141
Prudential QMA Large-Cap Core Equity Fund (Class Z)	688,191	10,673,849
Prudential QMA Long-Short Equity Fund (Class Z)*	404,494	4,493,927
Prudential QMA Mid-Cap Value Fund (Class Q)	205,144	3,866,959
Prudential QMA Small-Cap Value Fund (Class Q)	132,106	2,277,511
Prudential QMA Strategic Value Fund (Class Z)	907,616	11,372,426
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	27,809	268,632
Prudential Total Return Bond Fund (Class Q)	347,338	5,095,448

TOTAL LONG-TERM INVESTMENTS (cost $75,124,727)		89,422,283

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $796,773)	796,773	796,773

TOTAL INVESTMENTS(a) — 100.0% (cost $75,921,500)(b)		90,219,056
Other assets in excess of liabilities		10,642

NET ASSETS — 100.0%		$90,229,698

The following abbreviation is used in the quarterly schedule of portfolio holdings:

OTC    Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$77,966,868

Appreciation	13,128,149
Depreciation	(875,961)

Net Unrealized Appreciation	$12,252,188

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$90,219,056	$—	$—

Prudential Jennison Equity Opportunity Fund

Schedule of Investments

as of June 30, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS
Aerospace & Defense — 2.4%
DigitalGlobe, Inc.*	200,773	$4,294,534
United Technologies Corp.	52,072	5,339,984

		9,634,518

Banks — 5.9%
Bank of America Corp.	398,185	5,283,915
Citigroup, Inc.	148,621	6,300,044
JPMorgan Chase & Co.	90,325	5,612,796
PNC Financial Services Group, Inc. (The)	80,511	6,552,790

		23,749,545

Biotechnology — 5.1%
AbbVie, Inc.	89,799	5,559,456
Biogen, Inc.*	13,342	3,226,362
BioMarin Pharmaceutical, Inc.*	50,896	3,959,709
Shire PLC, ADR	41,597	7,657,176

		20,402,703

Capital Markets — 3.3%
Evercore Partners, Inc. (Class A Stock)	9,582	423,429
Goldman Sachs Group, Inc. (The)	47,074	6,994,255
Morgan Stanley	227,137	5,901,019

		13,318,703

Chemicals — 1.2%
Monsanto Co.	45,378	4,692,539

Communications Equipment — 1.9%
Brocade Communications Systems, Inc.	423,185	3,884,838
Juniper Networks, Inc.	161,112	3,623,409

		7,508,247

Consumer Finance — 1.1%
Synchrony Financial*	173,789	4,393,386

Diversified Financial Services — 1.0%
Voya Financial, Inc.	155,619	3,853,127

Diversified Telecommunication Services — 1.2%
Frontier Communications Corp.	948,566	4,685,916

Electric Utilities — 2.6%
FirstEnergy Corp.	183,579	6,408,743
PG&E Corp.	65,004	4,155,056

		10,563,799

Electrical Equipment — 0.7%
Eaton Corp. PLC	47,062	2,811,013

Electronic Equipment, Instruments & Components — 0.9%
Benchmark Electronics, Inc.*	170,730	3,610,940

Energy Equipment & Services — 3.8%
Halliburton Co.	163,225	7,392,460
Patterson-UTI Energy, Inc.	375,905	8,014,295

		15,406,755

Food Products — 3.6%
ConAgra Foods, Inc.	173,051	8,273,568
Mondelez International, Inc. (Class A Stock)	138,151	6,287,252

		14,560,820

Health Care Providers & Services — 1.0%
Cigna Corp.	32,459	4,154,427

Health Care Technology — 1.1%
Veeva Systems, Inc. (Class A Stock)*(a)	133,277	4,547,411

Hotels, Restaurants & Leisure — 6.7%
Carnival Corp.	120,661	5,333,216
Hyatt Hotels Corp. (Class A Stock)*	146,379	7,193,064
MGM Resorts International*	301,434	6,821,451
SeaWorld Entertainment, Inc.	216,781	3,106,472
Wendy’s Co. (The)	458,059	4,406,528

		26,860,731

Household Durables — 1.7%
CalAtlantic Group, Inc.	187,462	6,881,730

Independent Power & Renewable Electricity Producers — 0.9%
Calpine Corp.*	251,655	3,711,911

Industrial Conglomerates — 2.0%
General Electric Co.	251,050	7,903,054

Insurance — 1.9%
MetLife, Inc.	194,226	7,736,022

Internet Software & Services — 1.7%
Alphabet, Inc. (Class C Stock)*	9,924	6,868,400

Machinery — 0.8%
Mueller Water Products, Inc. (Class A Stock)	276,689	3,159,788

Media — 8.1%
Comcast Corp. (Class A Stock)	129,810	8,462,314
Live Nation Entertainment, Inc.*	272,859	6,412,186
Twenty-First Century Fox, Inc. (Class A Stock)	235,320	6,365,406
Viacom, Inc. (Class B Stock)	202,991	8,418,037
Vivendi SA (France)	157,151	2,940,107

		32,598,050

Metals & Mining — 0.3%
Constellium NV (Netherlands) (Class A Stock)*	218,362	1,024,118

Multiline Retail — 1.6%
Target Corp.	93,989	6,562,312

Oil, Gas & Consumable Fuels — 6.3%
Cobalt International Energy, Inc.*	179,892	241,055
Newfield Exploration Co.*	167,019	7,378,899
Noble Energy, Inc.	213,104	7,644,041
Occidental Petroleum Corp.	78,038	5,896,551
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	74,903	4,136,144

		25,296,690

Paper & Forest Products — 1.4%
Louisiana-Pacific Corp.*	318,741	5,530,156

Pharmaceuticals — 7.0%
Allergan PLC*	22,510	5,201,836
Bristol-Myers Squibb Co.	137,777	10,133,498
Merck & Co., Inc.	79,818	4,598,315
Pfizer, Inc.	236,152	8,314,912

		28,248,561

Road & Rail — 2.3%
Ryder System, Inc.	44,407	2,715,044
Union Pacific Corp.	75,219	6,562,858

		9,277,902

Software — 9.1%
Cadence Design Systems, Inc.*	132,614	3,222,520
Fortinet, Inc.*	140,729	4,445,629
Guidewire Software, Inc.*	85,634	5,288,756
Microsoft Corp.	163,177	8,349,767
PTC, Inc.*	168,446	6,330,201
QLIK Technologies, Inc.*	134,177	3,968,956
Rovi Corp.*	131,633	2,058,740
Verint Systems, Inc.*	90,441	2,996,310

		36,660,879

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	40,540	3,875,624
Diebold, Inc.	211,905	5,261,601

		9,137,225

Textiles, Apparel & Luxury Goods — 3.3%
Coach, Inc.	165,426	6,739,455
Lululemon Athletica, Inc.*	86,882	6,417,105

		13,156,560

Tobacco — 0.4%
Turning Point Brands, Inc.*	155,270	1,594,623

Trading Companies & Distributors — 0.8%
Univar, Inc.*	170,081	3,216,232

TOTAL LONG-TERM INVESTMENTS (cost $326,909,872)		383,318,793

SHORT-TERM INVESTMENT — 5.8%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $23,123,861; includes $2,823,580 of cash collateral for securities on loan)(b)(c)	23,123,861	23,123,861

TOTAL INVESTMENTS — 101.2% (cost $350,033,733)(d)		406,442,654
Liabilities in excess of other assets — (1.2)%		(4,771,131)

NET ASSETS — 100.0%		$401,671,523

The following abbreviations are used in the quarterly schedule of Portfolio holdings.

ADR	American Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,772,216; cash collateral of $2,823,580 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$350,671,476

Appreciation	70,515,159
Depreciation	(14,743,981)

Net Unrealized Appreciation	$55,771,178

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,634,518	$—	$—
Banks	23,749,545	—	—
Biotechnology	20,402,703	—	—
Capital Markets	13,318,703	—	—
Chemicals	4,692,539	—	—
Communications Equipment	7,508,247	—	—
Consumer Finance	4,393,386	—	—
Diversified Financial Services	3,853,127	—	—
Diversified Telecommunication Services	4,685,916	—	—
Electric Utilities	10,563,799	—	—
Electrical Equipment	2,811,013	—	—
Electronic Equipment, Instruments & Components	3,610,940	—	—
Energy Equipment & Services	15,406,755	—	—
Food Products	14,560,820	—	—
Health Care Providers & Services	4,154,427	—	—
Health Care Technology	4,547,411	—	—
Hotels, Restaurants & Leisure	26,860,731	—	—
Household Durables	6,881,730	—	—
Independent Power & Renewable Electricity Producers	3,711,911	—	—
Industrial Conglomerates	7,903,054	—	—
Insurance	7,736,022	—	—
Internet Software & Services	6,868,400	—	—
Machinery	3,159,788	—	—
Media	29,657,943	2,940,107	—
Metals & Mining	1,024,118	—	—
Multiline Retail	6,562,312	—	—
Oil, Gas & Consumable Fuels	25,296,690	—	—
Paper & Forest Products	5,530,156	—	—
Pharmaceuticals	28,248,561	—	—
Road & Rail	9,277,902	—	—
Software	36,660,879	—	—
Technology Hardware, Storage & Peripherals	9,137,225	—	—
Textiles, Apparel & Luxury Goods	13,156,560	—	—
Tobacco	1,594,623	—	—
Trading Companies & Distributors	3,216,232	—	—
Affiliated Mutual Fund	23,123,861	—	—

Total	$403,502,547	$2,940,107	$—

Prudential Jennison Growth Fund

Schedule of Investments

as of June 30, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS
Aerospace & Defense — 1.6%
Boeing Co. (The)	406,088	$52,738,649

Automobiles — 1.1%
Tesla Motors, Inc.*(a)	169,433	35,967,237

Beverages — 2.3%
Constellation Brands, Inc. (Class A Stock)	156,021	25,805,874
Monster Beverage Corp.*	314,230	50,499,903

		76,305,777

Biotechnology — 8.0%
Alexion Pharmaceuticals, Inc.*	344,362	40,207,707
Biogen, Inc.*	94,038	22,740,269
BioMarin Pharmaceutical, Inc.*	202,662	15,767,104
Celgene Corp.*	674,621	66,537,869
Regeneron Pharmaceuticals, Inc.*	113,036	39,475,562
Shire PLC, ADR	359,326	66,144,730
Vertex Pharmaceuticals, Inc.*	148,196	12,747,820

		263,621,061

Capital Markets — 0.6%
Morgan Stanley	745,863	19,377,521

Chemicals — 0.2%
Albemarle Corp.	89,411	7,091,186

Communications Equipment — 0.9%
Palo Alto Networks, Inc.*	253,364	31,072,561

Diversified Financial Services — 1.3%
S&P Global, Inc.	396,611	42,540,496

Energy Equipment & Services — 0.9%
Halliburton Co.	270,548	12,253,119
Schlumberger Ltd.	219,380	17,348,570

		29,601,689

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	341,405	53,614,241
Kroger Co. (The)	1,580,819	58,158,331

		111,772,572

Hotels, Restaurants & Leisure — 4.6%
Marriott International, Inc. (Class A Stock)(a)	884,867	58,808,261
McDonald’s Corp.	326,900	39,339,146
Starbucks Corp.(a)	946,561	54,067,564

		152,214,971

Industrial Conglomerates — 0.6%
General Electric Co.	665,935	20,963,634

Internet & Catalog Retail — 9.7%
Amazon.com, Inc.*	280,748	200,908,884
Netflix, Inc.*	668,319	61,137,822
Priceline Group, Inc. (The)*	47,436	59,219,577

		321,266,283

Internet Software & Services — 13.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	832,596	66,216,360

Alphabet, Inc. (Class A Stock)*	107,530	75,650,581
Alphabet, Inc. (Class C Stock)*	109,304	75,649,298
Facebook, Inc. (Class A Stock)*	1,233,999	141,021,406
Tencent Holdings Ltd. (China)	4,030,256	92,452,756

		450,990,401

IT Services — 7.2%
FleetCor Technologies, Inc.*	266,683	38,170,338
MasterCard, Inc. (Class A Stock)	1,005,186	88,516,679
Visa, Inc. (Class A Stock)(a)	1,524,618	113,080,917

		239,767,934

Life Sciences Tools & Services — 0.8%
Illumina, Inc.*	187,995	26,390,738

Media — 2.9%
Time Warner, Inc.	533,293	39,218,367
Walt Disney Co. (The)(a)	593,570	58,063,018

		97,281,385

Oil, Gas & Consumable Fuels — 1.3%
Concho Resources, Inc.*	354,579	42,290,637

Pharmaceuticals — 6.1%
Allergan PLC*	275,751	63,723,299
Bristol-Myers Squibb Co.	1,167,479	85,868,080
Novo Nordisk A/S (Denmark), ADR	966,329	51,969,174

		201,560,553

Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	423,216	48,081,570

Semiconductors & Semiconductor Equipment — 2.7%
NVIDIA Corp.	597,003	28,065,111
NXP Semiconductors NV (Netherlands)*	468,887	36,732,608
QUALCOMM, Inc.	434,408	23,271,236

		88,068,955

Software — 10.6%
Adobe Systems, Inc.*	799,523	76,586,308
Atlassian Corp. PLC (Class A Stock) (Australia)*	49,507	1,282,231
Microsoft Corp.	1,455,983	74,502,650
Red Hat, Inc.*	724,560	52,603,056
salesforce.com, inc.*	976,561	77,548,709
Splunk, Inc.*	569,933	30,878,970
Workday, Inc. (Class A Stock)*(a)	493,374	36,840,237

		350,242,161

Specialty Retail — 7.5%
Home Depot, Inc. (The)	410,633	52,433,728
Industria de Diseno Textil SA (Spain)	2,334,120	78,412,672
O’Reilly Automotive, Inc.*(a)	253,267	68,660,684
TJX Cos., Inc. (The)	640,154	49,439,093

		248,946,177

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	1,381,259	132,048,360

Textiles, Apparel & Luxury Goods — 3.7%
adidas AG (Germany)	188,365	27,039,771

lululemon athletica, Inc.*	351,603	25,969,397
NIKE, Inc. (Class B Stock)	1,248,353	68,909,086

		121,918,254

TOTAL LONG-TERM INVESTMENTS (cost $2,036,970,431)		3,212,120,762

SHORT-TERM INVESTMENT — 6.5%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Short Ultra Bond Fund (cost $215,148,341; includes $143,764,325 of cash collateral for securities on loan)(b)(c)	215,148,341	215,148,341

TOTAL INVESTMENTS — 103.5% (cost $2,252,118,772)(d)		3,427,269,103
Liabilities in excess of other assets — (3.5)%		(116,683,512)

NET ASSETS — 100.0%		$3,310,585,591

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $142,957,584; cash collateral of $143,764,325 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$2,259,940,051

Appreciation	1,227,706,978
Depreciation	(60,377,926)

Net Unrealized Appreciation	$1,167,329,052

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$52,738,649	$—	$—
Automobiles	35,967,237	—	—
Beverages	76,305,777	—	—
Biotechnology	263,621,061	—	—
Capital Markets	19,377,521	—	—
Chemicals	7,091,186	—	—
Communications Equipment	31,072,561	—	—
Diversified Financial Services	42,540,496	—	—
Energy Equipment & Services	29,601,689	—	—
Food & Staples Retailing	111,772,572	—	—
Hotels, Restaurants & Leisure	152,214,971	—	—
Industrial Conglomerates	20,963,634	—	—
Internet & Catalog Retail	321,266,283	—	—
Internet Software & Services	358,537,645	92,452,756	—
IT Services	239,767,934	—	—
Life Sciences Tools & Services	26,390,738	—	—
Media	97,281,385	—	—
Oil, Gas & Consumable Fuels	42,290,637	—	—
Pharmaceuticals	201,560,553	—	—
Real Estate Investment Trusts (REITs)	48,081,570	—	—
Semiconductors & Semiconductor Equipment	88,068,955	—	—
Software	350,242,161	—	—
Specialty Retail	170,533,505	78,412,672	—
Technology Hardware, Storage & Peripherals	132,048,360	—	—
Textiles, Apparel & Luxury Goods	94,878,483	27,039,771	—
Affiliated Mutual Fund	215,148,341	—	—

Total	$3,229,363,904	$197,905,199	$—

Prudential Moderate Allocation Fund

Schedule of Investments

as of June 30, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	341,991	$3,221,553
Prudential Global Real Estate Fund (Class Q)	325,726	8,136,645
Prudential Government Income Fund (Class Z)	492,066	4,841,931
Prudential High Yield Fund (Class Q)	308,867	1,627,730
Prudential Jennison 20/20 Focus Fund (Class Q)	211,947	3,257,622
Prudential Jennison Equity Opportunity Fund (Class Q)	347,391	6,527,476
Prudential Jennison Growth Fund (Class Z)*	165,011	4,854,613
Prudential Jennison International Opportunities Fund (Class Q)*	791,073	9,777,660
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	133,707	4,865,613
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	1,377	49,173
Prudential Jennison Small Company Fund, Inc. (Class Q)	269,100	6,127,400
Prudential Jennison Value Fund (Class Q)	283,558	4,891,376
Prudential QMA International Equity Fund (Class Z)	2,370,427	14,672,944
Prudential QMA Large-Cap Core Equity Fund (Class Z)	1,030,100	15,976,849
Prudential QMA Long-Short Equity Fund (Class Z)*	583,932	6,487,485
Prudential QMA Mid-Cap Value Fund (Class Q)	304,303	5,736,120
Prudential QMA Small-Cap Value Fund (Class Q)	119,758	2,064,635
Prudential QMA Strategic Value Fund (Class Z)	1,242,598	15,569,757
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	2,164,435	20,908,441
Prudential Total Return Bond Fund (Class Q)	1,427,659	20,943,755

TOTAL LONG-TERM INVESTMENTS (cost $135,788,328)		160,538,778

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,344,748)	1,344,748	1,344,748

TOTAL INVESTMENTS(a) — 99.9% (cost $137,133,076)(b)		161,883,526
Other assets in excess of liabilities — 0.1%		214,642

NET ASSETS — 100.0%		$162,098,168

The following abbreviation is used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(b)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$139,512,750

Appreciation	24,064,062
Depreciation	(1,693,286)

Net Unrealized Appreciation	$22,370,776

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$161,883,526	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)     It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)     There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 17, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date August 17, 2016

*	Print the name and title of each signing officer under his or her signature.